1933 Act File No. 33-52149
                                   1940 Act File No. 811-7141


                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        X

   Pre-Effective Amendment No.          ..........

   Post-Effective Amendment No.  11     ..........        X

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

   Amendment No.   12    .........................        X

                       WORLD INVESTMENT SERIES, INC.

            (Exact Name of Registrant as Specified in Charter)

      Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                 (Address of Principal Executive Offices)

                              (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire,
                        Federated Investors Tower,
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)


It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
    pursuant to paragraph (b)(1)(v)
    60 days after filing pursuant to paragraph (a) (i)
    on                 pursuant to paragraph (a) (i)
 X  75 days after filing pursuant to paragraph (a)(ii)
    on                   pursuant to paragraph (a)(ii) of Rule 485
       -----------------

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

 X  filed the Notice required by that Rule on January 15, 1997; or
    intends to file the Notice required by that Rule on or about
               ; or
   ------------
    during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.

                                Copies to:
Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C.  20037




                           CROSS-REFERENCE SHEET

     This amendment to the Registration Statement of WORLD INVESTMENT SERIES, INC., which is comprised of eight portfolios: (1) Federated World Utility Fund consisting of four classes of shares (a) Class A Shares, (b) Class F Shares, (c) Class B Shares, and (d) Class C Shares; (2) Federated Asia Pacific Growth Fund consisting of three classes of shares (a) Class A Shares, (b) Class B Shares, and (c) Class C Shares; (3) Federated Emerging Markets Fund consisting of three classes of shares (a) Class A Shares, (b) Class B Shares, and (c) Class C Shares; (4) Federated European Growth Fund consisting of three classes of shares (a) Class A Shares, (b) Class B Shares, and (c) Class C Shares; (5) Federated International Small Company Fund consisting of three classes of shares (a) Class A Shares, (b) Class B Shares, and (c) Class C Shares; (6) Federated Latin American Growth Fund consisting of three classes of shares (a) Class A Shares, (b) Class B Shares, and (c) Class C Shares; (7) Federated International High Income Fund consisting of three classes of shares (a) Class A Shares, (b) Class B Shares, and (c) Class C Shares, and (8) Federated International Growth Fund consisting of three classes of shares (a) Class A Shares, (b) Class B Shares, and (c) Class C Shares, relates only to Federated International Growth Fund, is comprised of the following (The remaining references to other portfolios have been kept for easier cross reference, with the exception of Item 23):

PART A. INFORMATION REQUIRED IN A PROSPECTUS.

                                   Prospectus Heading
                                   (Rule 404(c) Cross Reference)

Item 1.   Cover Page...............(1a-d,2a-c,3a-c,4a-c,5a-c,6a-c,7a-c, 8a-
                                   c)Cover Page.

Item 2.   Synopsis.................(1a-d, 2a-c,3a-c,4a-c,5a-c,6a-c, 7a-
                                   c,8a-c) Summary of Fund Expenses.

Item 3.   Condensed Financial
          Information .............(1a-d, 2a-c,3a-c,4a-c,5a-c,6a-c, 7a-c)
                                   Performance Information; (1a, 2a, 3a,
                                   4a, 5a, 6a, 7a) Financial Highlights-
                                   Class A Shares; (1b) Financial
                                   Highlights-Class F Shares; (1c, 2b, 3b,
                                   4b, 5b, 6b, 7b) Financial Highlights-
                                   Class B Shares; (1d, 2c, 3c, 4c, 5c, 6c,
                                   7c) Financial Highlights-Class C Shares.

Item 4.   General Description
          of Registrant  ..........(1a-d, 7a-c) General Information;
                                   (2a-c,3a-c,4a-c,5a-c,6a-c) Synopsis;
                                   (1a-d, 2a-c,3a-c,4a-c,5a-c,6a-c, 7a-c,
                                   8a-c) Investment Information; (1a-d, 2a-c,3a-c,4a-c,5a-c,6a-c, 7a-c, 8a-c)
                                   Investment Objective; (1a-d, 2a-c,3a-
                                   c,4a-c, 5a-c,6a-c, 7a-c, 8a-c)
                                   Investment Policies; (1a-d) Risk Factors and Investment Considerations; (7a-c) Risk Considerations in Emerging Markets;(1a-d) Other Investment
                                   Practices; (1a-d,2a-c, 3a-c,4a-c,5a-
                                   c,6a-c, 7a-c, 8a-c) Investment
                                   Limitations.



Item 5.   Management of the Fund...(1a-d, 7a-c) Fund Information; (2a-c,
                                   3a-c,4a-c, 5a-c,6a-c, 8a-c) Corporation
                                   Information; (1a-d, 2a-c,3a-c,4a-c,5a-
                                   c,6a-c, 7a-c, 8a-c) Management of the
                                   Corporation;   (1a,c,d, 2a-c,3a-c,4a-
                                   c,5a-c,6a-c, 7a-c, 8a-c) Distribution of
                                   Shares; (1b) Distribution of Class F
                                   Shares; (1a-d,2a-c,3a-c,4a-c,5a-c,6a-c,
                                   7a-c, 8a-c) Administration of the Fund;
                                   (2a-c,3a-c,4a-c,5a-c,6a-c,7a-c, 8a-c)
                                   Expenses of the Fund and Class A Shares,
                                   Class B Shares, and Class C Shares; (1a-d,2a-c,3a-c,4a-c,5a-c,6a-c, 7a-c, 8a-c)
                                   Brokerage Transactions.

Item 6.   Capital Stock and
          Other Securities  .......(1a-d, 7a-c) Dividends and
                                   Distributions; (2a-c,3a-c,4a-c,5a-c,6a-
                                   c, 8a-c)Dividends; (1a-d,2a-c,3a-c,4a-
                                   c,5a-c,6a-c, 7a-c, 8a-c) Account and
                                   Share Information; (1a-d,2a-c,3a-c,4a-
                                   c,5a-c,6a-c, 7a-c, 8a-c) Shareholder
                                   Information; (1a-d,2a-c,3a-c,4a-c,5a-
                                   c,6a-c,7a-c, 8a-c) Voting Rights; (1a-
                                   d,2a-c,3a-c,4a-c,5a-c,6a-c,7a-c, 8a-c)
                                   Tax Information; (1a-d,2a-c,3a-c,4a-
                                   c,5a-c,6a-c, 7a-c, 8a-c) Federal Income
                                   Tax; (1a-d,2a-c,3a-c,4a-c,5a-c,6a-c,7a-
                                   c, 8a-c) State and Local Taxes; (1a-
                                   d,2a,3a,4a,5a,6a) Other Classes of
                                   Shares.

Item 7.   Purchase of Securities Being
          Offered .................(1a-d,2a-c,3a-c,4a-c,5a-c,6a-c,7a-c, 8a-
                                   c) Net Asset Value; (1a,1c,1d, 2a-c,3a-
                                   c,4a-c,5a-c,6a-c,7a-c, 8a-c) Investing
                                   in the Fund; (1a,1c,1d, 2a-c,3a-c,4a-
                                   c,5a-c,6a-c, 7a-c, 8a-c) How To Purchase
                                   Shares; (1a,2a,3a,4a,5a,6a,7a, 8a)
                                   Investing in Class A Shares; (1b)
                                   Investing in Class F Shares;
                                   (1c,2b,3b,4b,5b,6b,7b, 8b) Investing in
                                   Class B Shares; (1d,2c,3c,4c,5c,6c,7c,
                                   8c) Investing in Class C Shares;
                                   (1a,c,d, 2a-c,3a-c,4a-c,5a-c,6a-c,7a-c,
                                   8a-c) Special Purchase Features; (1b)
                                   Share Purchases; (1b) Minimum Investment
                                   Required; (1b) What Shares Cost; (1b,
                                   2a-c,3a-c,4a-c,5a-c,6a-c, 7a, 8a-c)
                                   Reducing or Eliminating the Sales
                                   Charge; (1b, 2a-c,3a-c,4a-c,5a-c,6a-c,
                                   7a-c, 8a-c) Systematic Investment
                                   Program; (1b) Exchanging Securities for
                                   Fund Shares; (1a-d, 2a-c,3a-c,4a-c,5a-
                                   c,6a-c, 7a-c, 8a-c) Certificates and
                                   Confirmations; (1a-d,2a-c,3a-c,4a-c,5a-
                                   c,6a-c,7a-c, 8a-c) Exchange Privilege.
Item 8.   Redemption or Repurchase.(1a,1c,1d, 2a-c,3a-c,4a-c,5a-c,6a-c,7a-
                                   c, 8a-c) How To Redeem Shares; (1b)
                                   Redeeming Class F Shares; (1b,7a-c)
                                   Through a Financial Institution; (1b,
                                   2a-c,3a-c,4a-c,5a-c,6a-c, 7a-c, 8a-c)
                                   Redeeming Shares by Telephone; (1b, 2a-
                                   c,3a-c,4a-c,5a-c,6a-c, 7a-c, 8a-c)
                                   Redeeming Shares by Mail; (1a,1c,1d, 2a-
                                   c,3a-c,4a-c,5a-c,6a-c,7a-c, 8a-c)
                                   Special Redemption Features; (1a-d,2a-
                                   c,3a-c,4a-c,5a-c,6a-c,7a-c, 8a-c)
                                   Contingent Deferred Sales Charge; (1a-
                                   d,2a-c,3a-c,4a-c,5a-c,6a-c,7a-c, 8a-c)
                                   Elimination of Contingent Deferred Sales
                                   Charge; (1b,7a-c) Systematic Withdrawal
                                   Program;   (1a-d, 2a-c,3a-c,4a-c,5a-
                                   c,6a-c, 7a-c,8a-c) Accounts With Low
                                   Balances.

Item 9.   Pending Legal Proceedings     None


PART B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.  Cover Page...............(1a-d,2a-c,3a-c,4a-c,5a-c,6a-c,7a-c, 8a-
                                   c) Cover Page.

Item 11.  Table of Contents........(1a-d,2a-c,3a-c,4a-c,5a-c,6a-c,7a-c, 8a-
                                   c) Table of Contents.

Item 12.  General Information
          and History..............(1a-d,2a-c,3a-c,4a-c,5a-c,6a-c,7a-c, 8a-
                                   c) General Information About the Fund;
                                   (1a-d,2a-c,3a-c,4a-c,5a-c,6a-c,7a-c, 8a-
                                   c) About Federated Investors.

Item 13.  Investment Objectives
          and Policies.............(1a-d,2a-c,3a-c,4a-c,5a-c,6a-c,7a-c, 8a-
                                   c) Investment Objective and Policies.

Item 14.  Management of the Corporation.(1a-d,2a-c,3a-c,4a-c,5a-c,6a-c,7a-
                                   c, 8a-c) World Investment Series, Inc.
                                   Management; Directors Compensation.

Item 15.  Control Persons and Principal
          Holders of Securities....(1a-d,2a-c,3a-c,4a-c,5a-c,6a-c,7a-c, 8a-
                                   c) Fund Ownership.

Item 16.  Investment Advisory and Other
          Services.................(1a-d,2a-c,3a-c,4a-c,5a-c,6a-c,7a-c, 8a-
                                   c) Investment Advisory Services; (1a-
                                   d,2a-c,3a-c,4a-c,5a-c,6a-c,7a-c, 8a-c)
                                   Other Services.

Item 17.  Brokerage Allocation.....(1a-d,2a-c,3a-c,4a-c,5a-c,6a-c,7a-c, 8a-
                                   c) Brokerage Transactions.

Item 18.  Capital Stock and Other
          Securities...............Not applicable.

Item 19.  Purchase, Redemption
          and Pricing of Securities
          Being Offered............(1a-d,2a-c,3a-c,4a-c,5a-c,6a-c,7a-c, 8a-
                                   c) Purchasing Shares; (1a-d,2a-c,3a-
                                   c,4a-c,5a-c,6a-c,7a-c, 8a-c) Determining
                                   Net Asset Value; (1b) Exchange
                                   Privilege; (1a-d,2a-c,3a-c,4a-c,5a-c,6a-
                                   c,7a-c, 8a-c) Redeeming Shares.

Item 20.  Tax Status...............(1a-d,2a-c,3a-c,4a-c,5a-c,6a-c,7a-c, 8a-
                                   c) Tax Status.

Item 21.  Underwriters.............(1b-d,2a-c,3a-c,4a-c,5a-c,6a-c,7a-c, 8a-
                                   c) Distribution Plan and Shareholder
                                   Services Agreement.



Item 22.  Calculation of
          Performance Data.........(1a-d,2a-c,3a-c,4a-c,5a-c,6a-c,7a-c, 8a-
                                   c) Total Return; (1a-d,2a-c,3a-c,4a-
                                   c,5a-c,6a-c,7a-c, 8a-c) Yield; (1a-d,2a-
                                   c,3a-c,4a-c,5a-c,6a-c,7a-c, 8a-c)
                                   Performance Comparisons; (1a-d,2a-c,3a-
                                   c,4a-c,5a-c,6a-c,7a-c, 8a-c) Appendix -
                                   included in the Prospectus.

Item 23.  Financial Statements.....(8a-c) Not applicable.
   INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE
 SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR
 THE SOLICITATION OF AN OFFER TO BUY, NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE
           UNLAWFUL UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

               SUBJECT TO COMPLETION, PRELIMINARY PROSPECTUS
                            DATED MAY 21, 1997
FEDERATED INTERNATIONAL GROWTH FUND
 (A PORTFOLIO OF WORLD INVESTMENT SERIES, INC.)
CLASS A SHARES
CLASS B SHARES
CLASS C SHARES
PROSPECTUS
The shares of Federated International Growth Fund (the "Fund") represent interests in a diversified investment portfolio of World Investment Series, Inc. (the "Corporation"), an open-end management investment company (a mutual fund). The investment objective of the Fund is to provide long-term growth of capital. Any income received from the portfolio is incidental. The Fund pursues its investment objective by investing primarily in shares of other mutual funds, the portfolios of which consist primarily of equity securities of non-U.S. issuers. The Fund's strategy of investing in other mutual funds may result in greater aggregate expenses than if you directly purchased shares of those funds.
THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.
The Fund has also filed a Statement of Additional Information for Class A
Shares, Class B Shares and Class C Shares dated         , 1997, with the
                                                --------
Securities and Exchange Commission (`SEC''). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund are maintained electronically with the SEC at Internet Web site (http://www.sec.gov). THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
Prospectus dated           , 1997
                 ----------
Table of Contents


FEDERATED INTERNATIONAL GROWTH FUND
SUMMARY OF FUND EXPENSES

                     SHAREHOLDER TRANSACTION EXPENSES

                                          CLASS A   CLASS B    CLASS C
Maximum Sales Charge Imposed on
Purchases (as a percentage of offering     5.50%      None      None
price)
Maximum Sales Charge Imposed on
Reinvested Dividends (as a percentage      None       None      None
of offering price)
Contingent Deferred Sales Charge (as a
percentage of original purchase price      None      5.50%      1.00%
or redemption proceeds, as applicable)
(1)......................
Redemption Fee (as a percentage of         None       None      None
amount redeemed, if applicable)....
Exchange Fee                               None       None      None

                         ANNUAL OPERATING EXPENSES
            (As a percentage of projected average net assets)*

Management Fee (2)                         0.00%       0.00%     0.00%
Asset Allocation Fee (3)                   0.00%       0.00%     0.00%
12b-1 Fee                                              0.75%     0.75%
                                           0.00%
                                            (4)
Total Other Expenses                       0.07%       0.07%     0.07%


Shareholder Services Fee (5)            0.00%      0.00%         0.00%
Total Operating Expenses                   0.07%    0.82%(7)(8)  0.82%
                                            (6)                   (7)

(1) For shareholders of Class B, the contingent deferred sales charge is 5.50% in the first year declining to 1.00% in the sixth year and 0.00% thereafter. For shareholders of Class C, the contingent deferred sales charge assessed is 1.00% of the lesser of the original purchase price or the net asset value of Shares redeemed within one year of their purchase date. For a more complete description, see "Contingent Deferred Sales Charge."

(2) The Fund has no present intention of paying or accruing the management fee during the fiscal year ending November 30, 1997. If the Fund were paying or accruing the management fee, the Fund would be able to pay up to 1.25% of its average daily net assets which are invested in individual stocks, bonds or money market instruments, and not on those assets invested in shares of the underlying funds.

(3) The Fund has no present intention of paying or accruing the asset allocation fee during the fiscal year ending November 30, 1997. If the Fund were paying or accruing the asset allocation fee, the Fund would be able to pay up to 0.20% of its average daily net assets which are entirely held within the International Growth Fund, including both individual securities and shares of the underlying funds.

(4) The Class A Shares has no present intention of paying or accruing the 12b-1 fee during the fiscal year ending November 30, 1997. If the Class A


Shares were paying or accruing the 12b-1, the Class A Shares would be able to pay up to 0.25% of its average daily net assets for the 12b-1 fee.

(5) The shareholder services fee has been reduced to reflect the voluntary waiver of the shareholder services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.

(6) The total Class A Shares operating expenses are estimated to be 1.28% absent the anticipated voluntary waiver described in note 5 above and the anticipated voluntary reimbursement of certain other operating expenses.

(7) The total Class B Shares and Class C Shares operating expenses are estimated to be 2.03% absent the anticipated voluntary waiver described in note 5 above and the anticipated voluntary reimbursement of certain other operating expenses.

(8) Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase.

* Total operating expenses are estimated based on average expenses expected to be incurred during the period ending November 30, 1997. During the course of this period, expenses may be more or less than the average amount shown.

 The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "How To Purchase Shares" and "Fund Information."


Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

*LONG-TERM SHAREHOLDERS MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGES PERMITTED UNDER THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.

EXAMPLE                                   CLASS A   CLASS B  CLASS C
You would pay the following expenses on
a $1,000 investment, assuming (1) 5%
annual return, (2) redemption at the
end of each time period, and (3)
payment of the maximum sales charge.
1 Year                                      $56       $66      $19
3 Year                                      $57       $71      $26
You would pay the following expenses on
the same investment, assuming no
redemption.
1 Year                                      $56       $8        $8
3 Year                                      $57       $26      $26

  THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THIS EXAMPLE IS BASED ON ESTIMATED DATA FOR THE FUND'S FISCAL YEAR ENDING NOVEMBER 30, 1997.


SYNOPSIS

The Corporation was established under the laws of the State of Maryland on January 25, 1994. The Corporation's address is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. The Articles of Incorporation permit the Corporation to offer separate series of shares representing interests in separate portfolios of securities. As of the date of this prospectus, the Board of Directors (the `Directors'') has established three classes of shares for the Fund, known as Class A Shares, Class B Shares, and Class C Shares (individually and collectively as the context requires, `Shares''). Shares of the Fund are designed for individuals and institutions seeking long-term growth of capital by investing primarily in shares of other mutual funds, the portfolios of which consist primarily of equity securities of non-U.S. issuers and by investing directly in equity securities of companies domiciled outside the United States.
For information on how to purchase Shares of the Fund, please refer to `How to Purchase Shares.'' The minimum initial investment for Class A Shares is $500. The minimum initial investment for Class B Shares and Class C Shares is $1,500. However, the minimum initial investment for a retirement account in any class is $50. Subsequent investments in any class must be in amounts of at least $100, except for retirement plans which must be in amounts of at least $50.
In general, Class A Shares are sold at net asset value plus an applicable sales charge and are redeemed at net asset value. However, a contingent deferred sales charge is imposed under certain circumstances. For a more complete description, see `How to Redeem Shares.''
Class B Shares are sold at net asset value. A contingent deferred sales charge is imposed on certain Shares which are redeemed within six full years of purchase. See `How to Redeem Shares.''


Class C Shares are sold at net asset value. A contingent deferred sales charge of 1.00% will be charged on assets redeemed within the first 12 months following purchase. See `How to Redeem Shares.''
In addition, the Fund pays a shareholder services fee at an annual rate not to exceed 0.25% of average daily net assets.
Additionally, information regarding the exchange privilege offered with respect to the Fund and certain other funds can be found under `Exchange Privilege.''
Federated Global Research Corp. is the investment adviser (the `Adviser'') to the Fund and receives compensation for its services. The Adviser's address is 175 Water Street, New York, New York 10038-4965.
The Fund and the underlying funds may make certain investments and employ certain investment techniques that involve risks, including, but not limited to, investing in foreign securities, lending portfolio securities, investing in restricted and illiquid securities, investing in securities on a when-issued and delayed delivery basis, writing put and call options and entering into repurchase agreements.
The Fund's net asset value and offering price can be found in the mutual funds section of local newspapers under `Federated'' and the appropriate class designation listing.
INVESTMENT INFORMATION

INVESTMENT OBJECTIVE
The Fund's objective is to provide long-term growth of capital. Any income received from the portfolio is incidental. The investment objective cannot be changed without the approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.


 INVESTMENT POLICIES
The Fund pursues its investment objective by investing in shares of other open-end management investment companies for which affiliates of Federated Investors serve as investment adviser and principal underwriter (the `Federated Funds'' and herein referred to as the ``underlying funds'') that invest primarily in foreign equity securities. The underlying funds in which the Fund will invest include, but are not limited to, Federated Asia Pacific Growth Fund, Federated Emerging Markets Fund, Federated European Growth Fund, Federated International Small Company Fund, and Federated Latin American Growth Fund.

The charts below show the approximate parameters in which the Fund will generally invest in large and small capitalization stocks and in developed and emerging markets. The Adviser can adjust these ranges from time to time at its sole discretion.

The prospectus contains two pie charts in the center of the page.
The first depicts `Developed vs. Emerging Markets Exposure'' and shows 30% of assets invested in emerging markets and 70% of assets invested in developed markets. The second chart depicts
`Large Capitalization vs. Small Capitalization Exposure'' and shows 40% of assets invested in small capitalization stocks and 60% of assets invested in large capitalization stocks.

Under normal circumstances, the Fund expects to operate within the following ranges:
           Federated Asia Pacific Growth Fund           20 - 60%
           Federated European Growth Fund               20 - 60%
           Federated Emerging Markets Fund               0 - 25%


        Federated International Small Company Fund         0 - 25%
        Federated Latin American Growth Fund               0 - 25%
The Fund's strategy of investing in the shares of other international equity funds is designed (but not guaranteed) to reduce the risk associated with investing in a single sector- or regional-specfic underlying fund. Holding a diversified portfolio of international equity funds also may provide access to a wider range of companies, industries, countries, and markets than would be available through any one underlying fund. International securities and markets are subject to currency rate fluctuations and potentially greater price volatility and liquidity considerations than U.S. securities. Investors have historically sought to reduce these risks through multi-country diversification. The Fund is designed to give shareholders a single investment that offers broad international diversification.
Under normal market conditions, and as an investment policy, the Fund will invest at least 65% of its total assets in underlying funds that are international equity funds. However, as an operational policy, the Fund anticipates investing substantially all of its assets in international equity funds. International equity funds are those which invest primarily in equity securities of companies located in three or more countries outside the United States. The Adviser will attempt to identify and select a varied portfolio of international equity funds which presents the greatest long-term capital growth potential based on the Adviser's analysis of many factors.


The Adviser will allocate the Fund's assets across the underlying funds such that the Fund will be exposed to large and small capitalization stocks from both developed and emerging markets outside of the United States. (Small capitalization companies are those companies that have a market capitalization of $1.5 billion or less at the time of purchase. Large capitalization companies are those companies that have a market capitalization of over $1.5 billion at the time of purchase. Emerging markets companies are defined as (i) those for which the principal securities trading market is and emerging market country; (ii) those which are organized under the laws of, or with a principal office in, an emerging market country; or (iii) those, wherever organized or traded, who derive (directly or indirectly through subsidiaries) at least 50% of their total assets, capitalization, gross revenue or profit from its most current year from goods produced, services performed, or sales made in such emerging market countries.) From time to time, the Adviser will alter the allocation percentages of the underlying funds based on market risk, economic fundamentals and unique market characteristics within the foreign markets an asset classes in which the underlying funds invest. The Adviser will first assess the relative attractiveness of geographic regions and individual countries. After identifying the most and least attractive countries or regions, consideration will be given to expected returns and risks before deciding which areas, if any, to overweight or underweight. By rebalancing the Fund through investment of the proceeds of new purchases into the Fund, by making purchases and sales among the shares of the underlying funds, or a combination of the two, the Adviser will continually manage the Fund's exposure to large and small capitalization stocks from both developed and emerging markets.


Because the Fund and the underlying funds may invest in substantially similar securities in a similar fashion, thereby incurring similar risks, all further references to the Fund hereinafter include the underlying funds unless otherwise indicated. Although many of the underlying funds may have the same or similar investment policies as the Fund, they are not required to do so.
Assets not invested in international equity funds may be invested in underlying funds other than international equity funds, such as global funds (funds that invest primarily in securities of issuers throughout the world, including the United States).
The Fund also may enter into forward commitments, repurchase agreements, and foreign currency transactions; maintain reserves in foreign or U.S. money market instruments; and purchase options and financial futures contracts.
Unless indicated otherwise, the investment policies of the Fund may be changed by the Directors without approval of shareholders. Shareholders will be notified before any material changes in these policies become effective.
Following the grant of certain exemptive relief from the SEC, the Fund will also be permitted to invest directly in a professionally managed diversified portfolio of equity securities of companies domiciled outside the United States that the Adviser believes offer excellent opportunities for long-term growth. Additionally, the Fund, for liquidity purposes, may maintain direct investments in short-term money market securities.
However, for temporary defensive purposes, when the Adviser determines that market conditions warrant, the Fund may invest up to 100% of its total assets in U.S. and foreign money market instruments.


To the extent that the Fund's assets are invested in the underlying funds, its investment performance will correspond directly to that of its proportionate investment in those underlying funds. This strategy involves certain additional expenses and certain tax results which would not be present in a direct investment in mutual funds. See `Expenses of the Fund and Shares''and ``Federal Tax Information.'' The Fund may purchase shares of no-load funds available without a transaction fee and/or pay their own distribution expenses. See `Additional Considerations of Investing in Other Investment Companies.''Each underlying fund provides a prospectus and other disclosure documents to the Fund. These documents are also available to Fund shareholders directly from the underlying fund. ACCEPTABLE INVESTMENTS. The equity securities in which the Fund may invest include common stock, preferred stock (either convertible or non-convertible), sponsored or unsponsored depositary receipts or shares, and warrants, including other substantially similar forms of equity with comparable risk characteristics as well as other forms which may be developed in the future. Securities may be purchased on securities exchanges, traded over-the-counter, or have no organized market. The Fund may also purchase corporate and government fixed income securities denominated in currencies other than U.S. dollars; enter into forward commitments, repurchase agreements and foreign currency transactions; maintain reserves in foreign or U.S. money market instruments and cash; and purchase options and financial futures contracts.


COMMON AND PREFERRED STOCK. Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, the Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation


DEPOSITARY RECEIPTS. The Fund may invest in foreign issuers by purchasing sponsored or unsponsored securities representing underlying international securities such as American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), Global Depositary Certificates ("GDCs"), International Depositary Receipts ("IDRs"), and Russian Depositary Certificates ("RDCs") or securities convertible into foreign equity securities. ADRs and ADSs typically are issued by a United States bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), GDRs, GDCs, IDRs and RDCs are typically issued by foreign banks or trust companies, although they also may be issued by United States banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. ADRs, ADSs, CDRs,


DEBT SECURITIES. In pursuit of the Fund's objective of long-term growth of capital, the Fund may invest up to 35% of its total assets in debt securities. Capital appreciation in debt securities may arise as a result of favorable changes in the creditworthiness of issuers, relative interest rate levels, or relative foreign exchange rates. Any income received from debt securities will be incidental to the Fund's objective of long-term growth of capital. These debt obligations consist of U.S. and foreign government securities and corporate debt securities, including, but not limited to, Samurai and Yankee bonds, Eurobonds and depositary receipts. The issuers of such debt securities may or may not be domiciled in emerging countries.
The debt securities in which the Fund may invest may be rated, at the time of purchase, as low as C by Standard & Poor's Ratings Group ("S&P")


Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible bonds, convertible preferred stock or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of different investment strategies. In selecting a convertible security, the Adviser evaluates the investment characteristics of the convertible security as a fixed income investment, and the investment potential of the underlying security for capital appreciation.


RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Securities that can be traded without restrictions in non-U.S. securities markets will not be treated as restricted, even if they cannot be traded in U.S. securities markets without restriction. Restricted securities may be issued by new and early stage companies which may include a high degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less


REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements. Repurchase agreements are arrangements by which the Fund purchases a security for cash and obtains a simultaneous commitment from the seller (usually a bank or broker/dealer) to repurchase the security at an agreed-upon price and specified future date. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. The Fund's risk is the inability of the seller to pay the agreed-upon price on the delivery date. However, this risk is tempered by the ability of the Fund to sell the security in the open market in the case of a default. In such a case, the Fund may incur costs in disposing of the security which would increase Fund expenses. The Adviser will monitor the creditworthiness of the firms with which the Fund enters into repurchase agreements. WHEN-ISSUED A


LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend portfolio securities on a short-term or long-term basis, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/ dealers, banks, or other institutions which the Adviser has determined are creditworthy under guidelines established by the Directors and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned at all times.
TEMPORARY INVESTMENTS. For temporary defensive purposes, when the Adviser determines that market conditions warrant (up to 100% of total assets) and to maintain liquidity (up to 35% of total assets), the Fund may invest in U.S. and foreign debt instruments as well as cash or cash equivalents, including foreign and domestic money market instruments, short-term government


The Fund may also enter into foreign currency transactions to protect Fund assets against adverse changes in foreign currency exchange rates or exchange control regulations. Such changes could unfavorably affect the value of Fund assets which are denominated in foreign currencies, such as foreign securities or funds deposited in foreign banks, as measured in U.S. dollars. Although foreign currency exchanges may be used by the Fund to protect against a decline in the value of one or more currencies, such efforts may also limit any potential gain that might result from a relative increase in the value of such currencies and might, in certain cases, result in losses to the Fund. Further, the Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations. Cross-hedging transactions by the Fund involve the


The Fund may also protect against the decline of a particular foreign currency by entering into a forward contract to sell an amount of that currency approximating the value of all or a portion of the Fund's assets denominated in that currency ("hedging"). The success of this type of short-term hedging strategy is highly uncertain due to the difficulties of predicting short-term currency market movements and of precisely matching forward contract amounts and the constantly changing value of the securities involved. Although the Adviser will consider the likelihood of changes in currency values when making investment decisions, the Adviser believes that it is important to be able to enter into forward contracts when it believes the interests of the Fund will be served. The Fund will not enter into forward contracts for hedging purposes in a particular currency in an amount in


A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying currency, security or other asset at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying currency, security or other asset at the exercise price during the option period. The writer of a covered call owns assets that are acceptable for escrow, and the writer of a secured put invests an amount not less than the exercise price in eligible assets to the extent that it is obligated as a writer. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. In writing


FUTURES AND OPTIONS ON FUTURES. The Fund may enter into futures contracts involving foreign currency, securities, and securities indices, or options thereon, for bona fide hedging purposes. The Fund may also enter into such futures contracts or related options for purposes other than bona fide hedging if the aggregate amount of initial margin deposits exclusive of the margin needed for foreign currency hedging, on the Fund's futures and related options positions would not exceed 5% of the net liquidation value of the Fund's assets, provided further that in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. In addition, the Fund may not sell futures contracts if the value of such futures contracts exceeds the total market value of the Fund's portfolio securities. Futures contracts and


The Fund may enter into securities index futures contracts and purchase and write put and call options on securities index futures contracts that are traded on regulated exchanges, including non-U.S. exchanges, to the extent permitted by the CFTC. Securities index futures contracts are based on indexes that reflect the market value of securities of the firms included in the indexes. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the differences between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.
The Fund may enter into securities index futures contracts to sell a securities index in anticipation of or during a market decline to attempt to offset the


An option on a securities index futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a securities index futures contract. The Fund may purchase and write put and call options on securities index futures contracts in order to hedge all or a portion of its investment and may enter into closing purchase transactions with respect to written options in order to terminate existing positions. There is no guarantee that such closing transactions can be effected. The Fund may also invest in options on securities index futures contracts when the Adviser believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or in the securities underlying the index, or when the futures contract or underlying securities are not available for investment upon favorable terms.
The use of


It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the Adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.
New futures contracts, options thereon, and other financial products and risk management techniques continue to be developed. The Fund may use these investments and techniques to the extent consistent with its investment objectives and regulatory and federal tax considerations.
RISKS OF FUTURES AND OPTIONS TRANSACTIONS. When the Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities


SWAP AGREEMENTS. As one way of managing its exposure to different types of investments, the Fund may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund's investments, its share price and yield. The Fund may invest up to 35% of its assets in swap agreements that the Adviser determines to be liquid.
Swap agreements are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Fund's performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates.


The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position. Further, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.
Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investment in certain debt securities and domestic companies may be subject to limitation. Foreign ownership


With respect to any foreign country, there is the possibility of nationalization, expropriation or confiscatory taxation, political changes, governmental regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or the value of the Fund's investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside of the United States.
Brokerage commissions, custodial services, and other costs relating to investment may be more expensive than in the United States. Foreign markets may have different clearance and settlement procedures such as requiring payment for securities before delivery. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended security purchases


Securities prices in emerging market countries can be significantly more volatile than in developed countries, reflecting the greater uncertainties of investing in lesser developed markets and economies. In particular, emerging market countries may have relatively unstable governments, and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies. Such countries may also have restrictions on foreign ownership or prohibitions on the repatriation of assets, and may have less protection of property rights than developed countries.
The economies of emerging market countries may be predominantly based on only a few industries or dependent on revenues from particular commodities or on international aid or development assistance, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.


CURRENCY RISKS. Because the majority of securities purchased by the Fund are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value; the value of interest earned; gains and losses realized on the sale of securities; and net investment income and capital gain, if any, to be distributed to shareholders by the Fund. If the value of a foreign currency rises against the U.S. dollar, the value of Fund assets denominated in the currency will increase; correspondingly, if the value of a foreign currency declines against the U.S. dollar, the value of Fund assets denominated in that currency will decrease. Under the United States Internal Revenue Code, (the "Code"), the Fund is required to separately account for the foreign currency component of gains or losses, which will usually be viewed under less readily available market quotations on foreign companies; differences in government regulation and supervision of foreign stock exchanges, brokers, listed companies, and banks;
      differences in legal systems which may affect the ability to enforce contractual obligations or obtain court judgments;
      the limited size of many foreign securities markets and limited trading volume in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of securities;
      the likelihood that foreign securities may be less liquid or more volatile;
      foreign brokerage commissions may be higher;
      unreliable mail service between countries;
      political or financial changes which adversely affect investments in some countries;
      increased risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities;
      certain markets may require payment for securities before delivery; religious and ethnic instability; and certain national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests.
U.S. GOVERNMENT POLICIES. In the past, U.S. government policies have discouraged or restricted certain investments abroad by investors such as the Fund. Investors are advised that when such policies are instituted, the Fund will abide by them.


DIVERSIFICATION. With respect to 75% of the value of total assets, the Fund will not invest more than 5% in securities of any one issuer, other than cash, cash items, securities of investment companies or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by U.S. government securities or acquire more than 10% of the outstanding voting securities of any one issuer (for which purposes all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class, except that futures or option contracts and securities of mutual funds shall not be subject to this restriction). This policy cannot be changed without the approval of holders of a majority of the Fund's shares.
NON-DIVERSIFICATION. The underlying funds in which the Fund invests may be non-diversified investment companies. As such, there is no Investment Company Act of 1940 (`1940 Act'') limit on the percentage of assets which can be invested in any single issuer. An investment in such funds, therefore, will entail greater risks than would exist in diversified investment companies because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities of such issuer held by the fund will have a greater impact on the total value of the fund's portfolio than would be the case if the fund were diversified among more issuers.


However, it is anticipated that the underlying funds will comply with Subchapter M of the Internal Revenue Code. This requires that at the end of each quarter of the taxable year, the aggregate value of all investments in any one issuer (except U.S. government obligations, cash, cash items and other investment companies) which exceed 5% of a fund's total assets shall not exceed 50% of the value of its total assets, and, with respect to the remaining assets, no more than 25% of a fund's assets shall be invested in a single issuer.
RISK FACTORS RELATING TO INVESTING IN HIGH YIELD SECURITIES. The debt securities in which the Fund invests are usually not in the three highest rating categories of a nationally recognized statistical rating organization (AAA, AA, or A for S&P or Fitch and Aaa, Aa, or A for Moody's), but are in the lower rating categories or are unrated, but are of comparable quality and have speculative characteristics or are speculative. Lower-rated bonds or unrated bonds are commonly referred to as "junk bonds." A description of the rating categories is contained in the Appendix of this prospectus.
Debt obligations that are not determined to be investment grade are high-yield, high-risk bonds, typically subject to greater market fluctuations and greater risk of


ADDITIONAL CONSIDERATIONS OF INVESTING IN OTHER INVESTMENT COMPANIES
Any investment in a mutual fund involves risk and, although the Fund invests in a number of underlying funds, this practice does not eliminate investment risk.
Under certain circumstances an underlying fund may determine to make payment of a redemption by a Fund wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with the rules of the SEC. In such cases, the Fund may hold portfolio securities distributed by an underlying fund until the Adviser determines that it is appropriate to dispose of such securities.
The Fund may purchase shares of both load and no-load underlying funds (including those with a contingent deferred sales charge). However, in most cases, the Fund anticipates purchasing fund shares without a sales charge or qualifying for a reduction or waiver of any sales charge because of the amount it intends to invest in the underlying fund.
Under the 1940 Act, a mutual fund must sell its shares at the price (including sales charge, if any) described in its prospectus, and current rules under the 1940 Act do not permit negotiation of sales charges. Therefore, the Fund currently is not able to negotiate the level of the sales charges at which it will purchase shares of load funds. Nevertheless, when appropriate, the Fund will purchase such shares pursuant to (i) letters of intent, permitting it to obtain reduced or no sales charges by aggregating its intended purchases over time (generally 13 months from the initial purchase under the letter); (ii) rights of accumulation, permitting it to obtain reduced or no sales charges as it purchases additional shares of an underlying fund; and (iii) the right to obtain reduced or no sales charges by aggregating its purchases of several funds within a family of mutual funds.


INVESTMENT LIMITATIONS
The Fund will not:
     oborrow money directly or through reverse repurchase agreements
      (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge its assets to secure such borrowings; or
     owith respect to 75% of its total assets, invest more than 5% of the value of its total assets in securities of any one issuer (other than cash, cash items, securities of other investment companies, or securities issued or guaranteed by the U.S. government and its agencies or instrumentalities, and repurchase agreements collateralized by such securities) or acquire more than 10% of the outstanding voting securities of any one issuer.
The above investment limitations cannot be


PORTFOLIO TURNOVER
Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in the Fund's portfolio will be sold whenever the Adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. Generally, a high portfolio turnover rate results in increased transaction costs and higher taxes paid by the Fund's shareholders. In addition, a high rate of portfolio turnover may result in the realization of a larger amount of capital gains which, when distributed to the Fund's shareholders, are taxable to them. Transactions for the Fund's portfolio will be based only upon investment considerations and will not be limited by any other considerations when the Fund's Adviser deems it appropriate to make changes in the Fund's portfolio. There is no limit on the underlying funds' portfolio turnover rates.
HUB AND SPOKE(R) OPTION
If the Directors determine it to be in the best interest of the Fund and its shareholders, the Fund may in the future seek to achieve its investment objective by investing all of its assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. It is expected that any such investment company would be managed in substantially the same manner as the Fund.

The initial shareholder of the Fund (who is an affiliate of Federated Global Research) voted to vest authority to use this investment structure in the sole discretion of the Directors. No further approval of shareholders is required. Shareholders will receive at least 30 days prior notice of any such investment.



In making its determination, the Directors will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. Although it is expected that the Directors will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will remain the same or be materially reduced if this investment structure is implemented.
NET ASSET VALUE

The Fund's net asset value per Share fluctuates. The net asset value for Shares is determined by adding the interest of each class of Shares in the market value of all securities and other assets of the Fund, subtracting the interest of each class of Shares in the liabilities of the Fund and those attributable to each class of Shares, and dividing the remainder by the total number of each class of Shares outstanding. The net asset value for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.
The net asset value of each class of Shares of the Fund is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; or (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


INVESTING IN THE FUND

The Fund offers investors three classes of Shares that carry sales charges and contingent deferred sales charges in different levels of expenses. CLASS A SHARES. An investor who purchases Class A Shares pays a maximum sales charge of 5.50% at the time of purchase. As a result, Class A Shares are not subject to any charges when they are redeemed (except for special programs offered under "Purchases with Proceeds From Redemptions of Unaffiliated Investment Companies"). Certain purchases of Class A Shares qualify for reduced sales charges. See "Reducing or Eliminating the Sales Charge." Class A Shares have no conversion feature.
CLASS B SHARES. Class B Shares are sold without an initial sales charge, but are subject to a contingent deferred sales charge of up to 5.50% if redeemed within six full years following purchase. Class B Shares will automatically convert into Class A Shares, based on relative net asset value, on or around the fifteenth of the month eight full years after the purchase date. Class B Shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made, but (until conversion) will have a higher expense ratio and pay lower dividends than Class A Shares due to a 12b-1 fee.
CLASS C SHARES. Class C Shares are sold without an initial sales charge, but are subject to a 1.00% contingent deferred sales charge on assets redeemed within the first 12 months following purchase. Class C Shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made, but will have a higher expense ratio and pay lower dividends than Class A Shares due to their 12b-1 fee. Class C Shares have no conversion feature.


HOW TO PURCHASE SHARES

Shares of the Fund are sold on days on which the New York Stock Exchange is open. Shares of the Fund may be purchased as described below, either through a financial institution (such as a bank or broker/dealer which has a sales agreement with the distributor) or by wire or by check directly to the Fund, with a minimum initial investment of $500 for Class A Shares and $1,500 for Class B Shares and Class C Shares. Additional investments can be made for as little as $100. The minimum initial and subsequent investment for retirement plans is only $50. (Financial institutions may impose different minimum investment requirements on their customers.)
In connection with any sale, Federated Securities Corp., may, from time to time, offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Fund before Shares can be purchased.
INVESTING IN CLASS A SHARES
Class A Shares are sold at their net asset value next determined after an order is received, plus a sales charge as follows:
                              SALES           DEALER
             SALES CHARGE     CHARGE          CONCESSION
             AS A             AS A            AS A
             PERCENTAGE       PERCENTAGE      PERCENTAGE
AMOUNT OF    OF PUBLIC        OF NET          OF PUBLIC
TRANSACTION  OFFERING PRICE   AMOUNT INVESTED OFFERING PRICE
Less than $50,000  5.50%                        5.82%  5.00%
$50,000 but less
 than $100,000   4.50%                          4.71%  4.00%


$100,000 but  less
 than $250,000                  3.75%         3.90%    3.25%
$250,000 but less
 than $500,000                2.50%              2.56% 2.25%
$500,000 but less
 than $1,000,000              2.00%             2.04%  1.80%
$1,000,000 or greater         0.00%             0.00%  0.25%*
*See sub-section entitled "Dealer Concession" below.
No sales charge is imposed for Class A Shares purchased through financial intermediaries that do not receive a reallowance of a sales charge. However, investors who purchase Class A Shares through a trust department, Adviser, or other financial intermediary may be charged a service or other fee by the financial intermediary. Additionally, no sales charge is imposed on shareholders designated as Liberty Life Members or on Class A Shares purchased through "wrap accounts" or similar programs, under which clients pay a fee for services.


DEALER CONCESSION. For sales of Class A Shares, a dealer will normally receive up to 90% of the applicable sales charge. Any portion of the sales charge which is not paid to a dealer will be retained by the distributor. However, the distributor may offer to pay dealers up to 100% of the sales charge retained by it. Such payments may take the form of cash or promotional incentives, such as reimbursement of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund, or other special events at recreational-type facilities, or of items of material value. In some instances, these incentives will be made available only to dealers whose employees have sold or may sell a significant amount of Shares. On purchases of $1 million or more, the investor pays no sales charge; however, the distributor will make twelve monthly payments to the dealer totaling 0.25% of the public offering price over the first year following the purchase. Such payments are based on the original purchase price of Shares outstanding at each month end.
The sales charge for Shares sold other than through registered broker/dealers will be retained by Federated Securities Corp. Federated Securities Corp. may pay fees to banks out of the sales charge in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the initiation of customer accounts and purchases of Shares.
REDUCING OR ELIMINATING THE SALES CHARGE. The sales charge can be reduced or eliminated on the purchase of Class A Shares through:
      quantity discounts and accumulated purchases;
      concurrent purchases.
      signing a 13-month letter of intent;
      using the reinvestment privilege; or
      purchases with proceeds from redemptions of unaffiliated investment companies.


QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES. As shown in the table on the previous page, larger purchases may reduce the sales charge paid. The Fund will combine purchases of Class A Shares made on the same day by the investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales charge. In addition, the sales charge, if applicable, is eliminated or reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.
If an additional purchase of Class A Shares is made, the Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns Class A Shares having a current value at the public offering price of $90,000 and he purchases $10,000 more at the current public offering price, the sales charge as a percentage of public offering price on the additional purchase according to the schedule now in effect would be 3.75%, not 4.50%.
To receive the sales charge reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution at the time the purchase is made that Class A Shares are already owned or that purchases are being combined. The Fund will reduce the sales charge after it confirms the purchases.
CONCURRENT PURCHASES. For purposes of qualifying for a sales charge elimination or reduction, a shareholder has the privilege of combining concurrent purchases of Class A Shares of two or more Federated Funds, the purchase price of which includes a sales charge. For example, if a shareholder concurrently invested $30,000 in Class A Shares of one of the other Federated Funds with a sales charge, and $20,000 in this Fund, the sales charge would be reduced.


To receive this sales charge reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution at the time the concurrent purchases are made. The Fund will eliminate or reduce the sales charge after it confirms the purchases.
LETTER OF INTENT. If a shareholder intends to purchase at least $50,000 of Class A Shares of Federated Funds (excluding money market funds) over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the custodian to hold up to 5.50% of the total amount intended to be purchased in escrow (in Shares) until such purchase is completed.
The Shares held in escrow in the shareholder's account will be released upon fulfillment of the letter of intent or the end of the 13-month period, whichever comes first. If the amount specified in the letter of intent is not purchased, an appropriate number of escrowed Shares may be redeemed in order to realize the difference in the sales charge.
While this letter of intent will not obligate the shareholder to purchase Shares, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. At the time a letter of intent is established, current balances in accounts in any Class A Shares of any Federated Fund, excluding money market accounts, will be aggregated to provide a purchase credit towards fulfillment of the letter of intent. Prior trade prices will not be adjusted.


REINVESTMENT PRIVILEGE. If Class A Shares in the Fund have been redeemed, the shareholder has the privilege, within 120 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales charge. Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution of the reinvestment in order to eliminate a sales charge. If the shareholder redeems his Class A Shares in the Fund, there may be tax consequences.
INVESTING IN CLASS B SHARES
Class B Shares are sold at their net asset value next determined after an order is received. While Class B Shares are sold without an initial sales charge, under certain circumstances described under "Contingent Deferred Sales Charge--Class B Shares," a contingent deferred sales charge may be applied by the distributor at the time Class B Shares are redeemed. CONVERSION OF CLASS B SHARES. Class B Shares will automatically convert into Class A Shares on or around the fifteenth of the month eight full years after the purchase date, except as noted below, and will no longer be subject to a fee under the Fund's Distribution Plan (see "Distribution of Shares"). Such conversion will be on the basis of the relative net asset value per Share, without the imposition of any sales charge, fee, or other charge. Class B Shares acquired by exchange from Class B Shares of another Federated Fund will convert into Class A Shares based on the time of the initial purchase. Each time any Class B Shares in the shareholder's account (other than those in the sub-account) convert to Class A Shares, an equal pro rata portion of the Class B Shares in the sub-account will also convert to Class A Shares. The conversion of Class B Shares to Class A Shares is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that such conversions will not constitute taxable events for federal tax purposes. There can be no assurance that such ruling or opinion will be available, and the conversion of Class B Shares to Class A Shares will not occur if such ruling or opinion is not available. In such event, Class B Shares would continue to be subject to higher expenses than Class A Shares for an indefinite period. Orders for $250,000 or more of Class B Shares will automatically be invested in Class A Shares.
INVESTING IN CLASS C SHARES
Class C Shares are sold at net asset value next determined after an order is received. A contingent deferred sales charge of 1.00% will be charged on assets redeemed within the first full 12 months following purchase. For a complete description of this charge see "Contingent Deferred Sales Charge-- Class C Shares."
PURCHASING SHARES
PURCHASING SHARES THROUGH A FINANCIAL INSTITUTION. An investor may call his financial institution (such as a bank or an investment dealer) to place an order to purchase Shares. Orders placed through a financial institution are considered received when the Fund is notified of the purchase order or when payment is converted into federal funds. Purchase orders through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial institutions must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.


The financial institutions which maintain investor accounts in Class B Shares or Class C Shares with the Fund must do so on a fully disclosed basis unless they account for share ownership periods used in calculating the contingent deferred sales charge (see "Contingent Deferred Sales Charge"). In addition, advance payments made to financial institutions may be subject to reclaim by the distributor for accounts transferred to financial institutions which do not maintain investor accounts on a fully disclosed basis and do not account for share ownership periods.
PURCHASING SHARES BY WIRE. Once an account has been established, Shares may be purchased by Federal Reserve wire by calling the Fund. All information needed will be taken over the telephone, and the order is considered received immediately. Payment for purchases which are subject to a sales charge must be received within three business days following the order. Payment for purchases on which no sales charge is imposed must be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention: EDGEWIRE; For Credit to: (Fund Name) (Fund Class); (Fund Number - this number can be found on the account statement or by contacting the Fund); Account Number; Trade Date and Order Number; Group Number or Dealer Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.


PURCHASING SHARES BY CHECK. Once an account has been established, Shares may be purchased by mailing a check made payable to the name of the Fund (designate class of Shares and account number) to: Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received). SPECIAL PURCHASE FEATURES
SYSTEMATIC INVESTMENT PROGRAM. Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in the Fund at the net asset value next determined after an order is received by the Fund, plus the applicable sales charge. Shareholders should contact their financial institution or the Fund to participate in this program.
RETIREMENT PLANS. Fund Shares can be purchased as an investment for retirement plans or for Individual Retirement Accounts (`IRAs''). For further details, contact the Fund and consult a tax adviser.
EXCHANGE PRIVILEGE

CLASS A SHARES. Class A shareholders may exchange all or some of their Shares for Class A Shares of other Federated Funds at net asset value. Neither the Fund nor any of the Federated Funds imposes any additional fees on exchanges. Shareholders in certain other Federated Funds may exchange all or some of their shares for Class A Shares.


CLASS B SHARES. Class B shareholders may exchange all or some of their Shares for Class B Shares of other Federated Funds. (Not all Federated Funds currently offer Class B Shares. Contact your financial institution regarding the availability of other Class B Shares of the Federated Funds). Exchanges are made at net asset value without being assessed a contingent deferred sales charge on the exchanged Shares. To the extent that a shareholder exchanges Shares for Class B Shares in other Federated Funds, the time for which the exchanged-for Shares are to be held will be added to the time for which exchanged-from Shares were held for purposes of satisfying the applicable holding period. For more information, see "Contingent Deferred Sales Charge."
CLASS C SHARES. Class C shareholders may exchange all or some of their Shares for Class C Shares of other Federated Funds at net asset value without a contingent deferred sales charge. (Not all Federated Funds currently offer Class C Shares. Contact your financial institution regarding the availability of other Class C Shares of the Federated Funds.) To the extent that a shareholder exchanges Shares for Class C Shares of other Federated Funds, the time for which the exchanged-for Shares are to be held will be added to the time for which exchanged-from Shares were held for purposes of satisfying the applicable holding period. For more information, see "Contingent Deferred Sales Charge."
Please contact your financial institution directly or Federated Securities Corp. at 1-800-341-7400 for information on and prospectuses for the Federated Fund into which your Shares may be exchanged free of charge. Shareholders of Class A Shares who have been designated Liberty Life Members are exempt from sales charges on future purchases in and exchanges between the Class A Shares of any Federated Fund, as long as they maintain a $500 balance in one of the Federated Funds.


REQUIREMENTS FOR EXCHANGE. Shareholders using this privilege must exchange Shares having a net asset value equal to the minimum investment requirements of the fund into which the exchange is being made. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.
Upon receipt of proper instructions and required supporting documents, Shares submitted for exchange are redeemed and the proceeds invested in shares of the other fund. The exchange privilege may be modified or terminated at any time. Shareholders will be notified of the modification or termination of the exchange privilege.
TAX CONSEQUENCES. An exercise of the exchange privilege is treated as a sale for federal income tax purposes. Depending on the circumstances, a short-term or long-term capital gain or loss may be realized.
MAKING AN EXCHANGE. Instructions for exchanging may be given in writing or by telephone. Written instructions may require a signature guarantee. Shareholders of the Fund may have difficulty in making exchanges by telephone through brokers and other financial institutions during times of drastic economic or market changes. If a shareholder cannot contact his broker or financial institution by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail to Federated Shareholder Services Company, 1099 Hingham Street, Rockland, Massachusetts 02370-3317.


TELEPHONE INSTRUCTIONS. Telephone instructions made by the investor may be carried out only if a telephone authorization form completed by the investor is on file with the Fund. If the instructions are given by a broker, a telephone authorization form completed by the broker must be on file with the Fund. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. Shares may be exchanged between two funds by telephone only if the two funds have identical shareholder registrations.
Any Shares held in certificate form cannot be exchanged by telephone but must be forwarded to Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600, and deposited to the shareholder's account before being exchanged. Telephone exchange instructions may be recorded and will be binding upon the shareholder. Such instructions will be processed as of 4:00 p.m. (Eastern time) and must be received by the Fund before that time for Shares to be exchanged the same day. Shareholders exchanging into a fund will not receive any dividend that is payable to shareholders of record on that date. This privilege may be modified or terminated at any time.
HOW TO REDEEM SHARES

Shares are redeemed at their net asset value, less any applicable contingent deferred sales charge, next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Investors who redeem Shares through a financial intermediary may be charged a service fee by that financial intermediary. Redemption requests must be received in proper form and may be made as described below.


REDEEMING SHARES THROUGH YOUR FINANCIAL INSTITUTION. Shares of the Fund may be redeemed by calling your financial institution to request the redemption. Shares will be redeemed at the net asset value, less any applicable contingent deferred sales charge next determined after the Fund receives the redemption request from the financial institution. Redemption requests through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. Redemption requests through other financial institutions (such as banks) must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service. REDEEMING SHARES BY TELEPHONE. Shares may be redeemed in any amount by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds will be mailed in the form of a check to the shareholder's address of record or wire-transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. The minimum amount for a wire transfer is $1,000. Proceeds from redeemed Shares purchased by check or through an ACH will not be wired until that method of payment has been cleared. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.


Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.
REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, Fund Name, Fund Class, P.O. Box 8600, Boston, Massachusetts 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above. The written request should state: the Fund name and the Share class designation; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the Shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.


Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.
SPECIAL REDEMPTION FEATURES
SYSTEMATIC WITHDRAWAL PROGRAM. Shareholders who desire to receive payments of a predetermined amount not less than $100 may take advantage of the Systematic Withdrawal Program. Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder.
Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Shares, and the fluctuation of the net asset value of Shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000, other than retirement accounts subject to required minimum distributions. A shareholder may apply for participation in this program through his financial institution. Due to the fact that Class A Shares are sold with a sales charge, it is not advisable for shareholders to continue to purchase Class A Shares while participating in this program. A contingent deferred sales charge may be imposed on Class B Shares and Class C Shares.


CONTINGENT DEFERRED SALES CHARGE
Shareholders may be subject to a contingent deferred sales charge upon redemption of their Shares under the following circumstances:
CLASS A SHARES. Class A Shares purchased under a periodic special offering with the proceeds of a redemption of shares of an unaffiliated investment company purchased or redeemed with a sales charge and not distributed by Federated Securities Corp. may be charged a contingent deferred sales charge of .50% for redemptions made within one full year of purchase. Any applicable contingent deferred sales charge will be imposed on the lesser of the net asset value of the redeemed Shares at the time of purchase or the net asset value of the redeemed Shares at the time of redemption.
CLASS B SHARES. Shareholders redeeming Class B Shares from their Fund accounts within six full years of the purchase date of those Shares will be charged a contingent deferred sales charge by the Fund's distributor. Any applicable contingent deferred sales charge will be imposed on the lesser of the net asset value of the redeemed Shares at the time of purchase or the net asset value of the redeemed Shares at the time of redemption in accordance with the following schedule:
                          CONTINGENT
YEAR OF REDEMPTION        DEFERRED
AFTER PURCHASE            SALES CHARGE
First                        5.50%
Second                       4.75%
Third                        4.00%
Fourth                       3.00%
Fifth                        2.00%
Sixth                        1.00%
Seventh and thereafter       0.00%


CLASS C SHARES. Shareholders redeeming Class C Shares from their Fund accounts within one full year of the purchase date of those Shares will be charged a contingent deferred sales charge by the Fund's distributor of 1.00%. Any applicable contingent deferred sales charge will be imposed on the lesser of the net asset value of the redeemed Shares at the time of purchase or the net asset value of the redeemed Shares at the time of redemption.
CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES. The contingent deferred sales charge will be deducted from the redemption proceeds otherwise payable to the shareholder and will be retained by the distributor. The contingent deferred sales charge will not be imposed with respect to: (1) Shares acquired through the reinvestment of dividends or distributions of long-term capital gains; and (2) Shares held for more than six full years from the date of purchase with respect to Class B Shares and one full year from the date of purchase with respect to Class C Shares and applicable Class A Shares. Redemptions will be processed in a manner intended to maximize the amount of redemption which will not be subject to a contingent deferred sales charge. In computing the amount of the applicable contingent deferred sales charge, redemptions are deemed to have occurred in the following order: (1) Shares acquired through the reinvestment of dividends and long-term capital gains; (2) Shares held for more than six full years from the date of purchase with respect to Class B Shares and one full year from the date of purchase with respect to Class C Shares and applicable Class A Shares; (3) Shares held for fewer than six years with respect to Class B Shares and less than one full year from the date of purchase with respect to Class C Shares and applicable Class A Shares on a first-in, first-out basis. A contingent deferred sales charge is not assessed in connection with an exchange of Fund Shares for shares of other Federated Funds in the same class (see "Exchange Privilege"). Any contingent deferred sales charge imposed at the time the exchanged-for Shares are redeemed is calculated as if the shareholder had held the Shares from the date on which he became a shareholder of the exchanged-from Shares. Moreover, the contingent deferred sales charge will be eliminated with respect to certain redemptions (see "Elimination of Contingent Deferred Sales Charge"). ELIMINATION OF CONTINGENT DEFERRED SALES CHARGE
The contingent deferred sales charge will be eliminated with respect to the following redemptions: (1) redemptions following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder; (2) redemptions representing minimum required distributions from an IRA or other retirement plan to a shareholder who has attained the age of 70 1/2; (3) involuntary redemptions by the Fund of Shares in shareholder accounts that do not comply with the minimum balance requirements; and (4) qualifying redemptions of Class B Shares under a Systematic Withdrawal Program. To qualify for elimination of the contingent deferred sales charge through a Systematic Withdrawal Program, the redemptions of Class B Shares must be from an account: that is at least 12 months old, has all Fund distributions reinvested in Fund Shares, and has a value of at least $10,000 when the Systematic Withdrawal Program is established. Qualifying redemptions may not exceed 1.00% monthly of the account value as periodically determined by the Fund. For more information regarding the elimination of the contingent deferred sales charge through a Systematic Withdrawal Program contact your financial intermediary or the Fund. No contingent deferred sales charge will be imposed on redemptions of Shares held by Directors, employees and sales representatives of the Fund, the distributor, or affiliates of the Fund or distributor, and their immediate family members; employees of any financial institution that sells Shares of the Fund pursuant to a sales agreement with the distributor; and spouses and children under the age of 21 of the aforementioned persons.


Finally, no contingent deferred sales charge will be imposed on the redemption of Shares originally purchased through a bank trust department, an Adviser registered under the Advisers Act of 1940 or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates, or any other financial institution, to the extent that no payments were advanced for purchases made through such entities. The Fund reserves the right to discontinue or modify the elimination of the contingent deferred sales charge. Shareholders will be notified of a discontinuation. Any Shares purchased prior to the termination of such waiver would have the contingent deferred sales charge eliminated as provided in the Fund's prospectus at the time of the purchase of the Shares. If a shareholder making a redemption qualifies for an elimination of the contingent deferred sales charge, the shareholder must notify Federated Securities Corp. or the transfer agent in writing that the shareholder is entitled to such elimination.
ACCOUNT AND SHARE INFORMATION

CERTIFICATES AND CONFIRMATIONS
As transfer agent for the Fund, Federated Shareholder Services Company maintains a Share account for each shareholder. Share certificates are not issued unless requested in writing to Federated Shareholder Services Company.
Detailed confirmations of each purchase and redemption are sent to each shareholder. Annual confirmations are sent to report dividends paid during the year.


DIVIDENDS
Dividends are declared and paid annually to all shareholders invested in the Fund on the record date. Dividends are automatically reinvested in additional Shares on the payment date, at the ex-dividend date net asset value without a sales charge, unless shareholders request cash payments on the new account form or by writing to the transfer agent. All shareholders on the record date are entitled to the dividend. If Shares are redeemed or exchanged prior to the record date, or purchased after the record date, those Shares are not entitled to that year's dividend.
CAPITAL GAINS
Net long-term capital gains realized by the Fund, if any, will be distributed at least once every twelve months.
ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account, except retirement plans, and pay the proceeds to the shareholder if the account balance falls below the Class A Shares required minimum value of $500 or the required minimum value of $1,500 for Class B Shares and Class C Shares. This requirement does not apply, however, if the balance falls below the required minimum value because of changes in the net asset value of the respective Share class. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.


CORPORATION INFORMATION

MANAGEMENT OF THE CORPORATION
BOARD OF DIRECTORS. The Corporation is managed by a Board of Directors. The Directors are responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. An Executive Committee of the Board of Directors handles the Board's responsibilities between meetings of the Board.
ADVISER. Investment decisions for the Fund are made by Federated Global Research Corp., the Fund's Adviser, subject to direction by the Directors. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.
ADVISORY FEES. The Adviser receives an annual investment advisory fee equal to 1.25% of the Fund's average daily net assets. This advisory fee applies only to individual portfolio securities and not to investment in the underlying funds. The fee paid by the Fund, while higher than the advisory fee paid by other mutual funds in general, is comparable to fees paid by many mutual funds with similar objectives and policies. The Adviser may voluntarily waive a portion of its fee. The Adviser can terminate this voluntary waiver at any time at its sole discretion.
The investment advisory fees of the underlying funds are not included in the discussion of the Fund's advisory fee above. By investing in the Fund, you bear not only the Fund's expenses, but also similar expenses of the underlying funds. You would not incur the Fund's expenses if you were to invest in the underlying funds directly.


ASSET ALLOCATION FEE. The Adviser provides its asset allocation services to the Fund for which it receives an annual fee equal to .20% of the Fund's average daily net assets. The Adviser determines the percentage of Fund assets to be allocated among the underlying funds. The Adviser monitors the allocation of the Fund's assets and is responsible for supervising compliance with the Fund's investment objective and policies.The Adviser will regularly review the Fund's allocation among the underlying funds and make any changes, within the ranges established for each underlying fund, that it believes will provide the most favorable outlook for achieving the Fund's investment objective.
ADVISER'S BACKGROUND. Federated Global Research Corp., incorporated in Delaware on May 12, 1995, is a registered investment adviser under the Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.
Federated Global Research Corp. and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $76 billion invested across more than 348 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated Funds are presently at work in and through 4,500 financial institutions nationwide.


Drew J. Collins has been the Fund's portfolio manager since inception. Mr. Collins joined Federated Investors in 1995 as a Senior Vice President of the Fund's Adviser. Mr. Collins served as a Vice President/Portfolio Manager of international equity portfolios at Arnhold and S. Bleichroeder, Inc. from 1994 to 1995. He served as an Assistant Vice President/ Portfolio Manager for international equities at the College Retirement Equities Fund from 1986 to 1994. Mr. Collins is a Chartered Financial Analyst and received his M.B.A. in finance from the Wharton School of The University of Pennsylvania.
Henry A. Frantzen has been the Fund's portfolio manager since inception. Mr. Frantzen joined Federated Investors in 1995 as an Executive Vice President of the Fund's Adviser. Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992 until 1995.
Both the Corporation and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of these codes are subject to review by the Directors, and could result in severe penalties.


DISTRIBUTION OF SHARES
Federated Securities Corp. is the principal distributor for Shares of the Fund. Federated Securities Corp. is located at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.
The distributor may offer to pay financial institutions an amount equal to 1% of the net asset value of Class C Shares purchased by their clients or customers at the time of purchase. These payments will be made directly by the distributor from its assets, and will not be made from assets of the Fund. Financial institutions may elect to waive the initial payment described above; such waiver will result in the waiver by the Fund of the otherwise applicable contingent deferred sales charge.


DISTRIBUTION PLAN AND SHAREHOLDER SERVICES. Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), the distributor may be paid a fee in an amount computed at an annual rate of up to 0.25% for Class A Shares and up to 0.75% for Class B Shares and Class C Shares of the average daily net assets of each class of Shares to finance any activity which is principally intended to result in the sale of Shares subject to the Distribution Plan. The Fund does not currently make payments to the distributor or charge a fee under the Distribution Plan for Class A Shares, and shareholders of Class A Shares will be notified if the Fund intends to charge a fee under the Distribution Plan. For Class A Shares and Class C Shares, the distributor may select financial


In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of Class A Shares, Class B Shares, and Class C Shares to obtain certain personal services for shareholders and for the maintenance of shareholder accounts ("Shareholder Services"). The fee paid by the Fund to Federated Shareholder Services will be reduced to the extent that the Fund receives a fee from an underlying fund pursuant to the underlying fund's Shareholder Services Agreement with Federated Shareholder Services. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform Shareholder Services directly or will select financial institutions to perform Shareholder Services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.
In addition to payments


Furthermore, with respect to Class A Shares, Class B Shares, and Class C Shares, Federated Securities Corp. and Federated Shareholder Services may offer to pay a fee from their own assets to financial institutions as financial assistance for providing substantial sales services, distribution related support services or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's Adviser or its affiliates.
ADMINISTRATION OF THE FUND
Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Corporation and the Fund. Federated Services Company provides these at an annual rate which relates to the


EXPENSES OF THE FUND AND CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES Holders of Class A, Class B, and Class C Shares pay their allocable portion of Corporation and portfolio expenses.
The Corporation expenses for which holders of Class A, Class B, and Class C Shares pay their allocable portion include, but are not limited to: the cost of organizing the Corporation and continuing its existence; registering the Corporation with federal and state securities authorities; Directors' fees; auditors' fees; the cost of meetings of Directors; legal fees of the Corporation; association membership dues; and such non-recurring and extraordinary items as may arise from time to time.
The portfolio expenses for which holders of Class A, Class B, and Class C Shares pay their allocable portion include, but are not limited to: registering the portfolio and Shares of the portfolio; investment advisory services; taxes and commissions; custodian fees; insurance premiums; auditors' fees; and such non-recurring and extraordinary items as may arise from time to time.


At present, the only expenses which are allocated specifically to Class A, Class B, and Class C Shares as classes are expenses under the Corporation's Distribution Plan and fees for Shareholder Services. However, the Directors reserve the right to allocate certain other expenses to holders of Class A, Class B, and Class C Shares as it deems appropriate ("Class Expenses"). In any case, Class Expenses would be limited to: distribution fees; transfer agent fees as identified by the transfer agent as attributable to holders of Class A, Class B, and Class C Shares; fees for Shareholder Services; printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxies to current shareholders; registration fees paid to the Securities and Exchange Commission and registration fees paid to state securities commissions; expenses related to administrative personnel and services as required to support holders of Class A, Class B, and Class C Shares; legal fees relating solely to Class A, Class B, and Class C Shares and Directors' fees incurred as a result of issues relating solely to Class A, Class B, and Class C Shares.


An investor in the Fund should recognize that you may invest directly in underlying funds and that, by investing in underlying funds indirectly through the Fund, you will bear not only your proportionate share of the expenses of the Fund and as described above, but also, indirectly, similar expenses of the underlying funds. In addition, you will bear your proportionate share of expenses, if any, related to the distribution of the Fund's shares, see "Distribution of Shares," and also may indirectly bear expenses paid by an underlying fund related to the distribution of its shares. You also will bear your proportionate share of any sales charges incurred by the Fund related to the purchase of shares of the underlying funds. However, in certain instances, the Fund may be eligible to purchase underlying funds at a reduced or no sales charge, whereas an individual investor would have to pay the full sales charge if the investor directly invested in such underlying funds. In those instances, it may be possible for an investor to bear greater transaction and operating expenses by investing directly in the underlying funds than if the investor were to invest indirectly through such underlying funds as a shareholder in the Fund (even after aggregating the transaction and operating expenses of the Fund and the underlying funds). Finally, you should recognize that, as a result of the Fund's policies of investing in other mutual funds, you may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds. See "Dividends,''``Capital Gains'' and ``Federal Income Tax."


BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet this criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by Federated Securities Corp. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Directors.
SHAREHOLDER INFORMATION

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote. All Shares of each portfolio or class in the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that particular Fund or class are entitled to vote.
As a Maryland corporation, the Corporation is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Fund's operation and for the election of Directors under certain circumstances.
Directors may be removed by the Directors or by shareholders at a special meeting. The Directors shall call a special meeting of shareholders upon the written request of shareholders owning at least 10% of the Corporation's outstanding shares entitled to vote.


When the Fund is asked to vote on matters relating to the underlying funds, the Fund is required to either: seek voting instructions from its shareholders regarding underlying fund proxies and to vote such proxies in accordance with the instructions received; or to vote such proxies in the same proportion as the vote of all other holders of the underlying fund securities.
TAX INFORMATION

FEDERAL INCOME TAX
The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code, as amended (the "Code"), applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. However, the Fund may invest in the stock of certain foreign corporations which would constitute a Passive Foreign Investment Company ("PFIC"). Federal income taxes may be imposed on the Fund upon disposition of PFIC investments.
The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Corporation's other portfolios, if any, will not be combined for tax purposes with those realized by the Fund.
Investment income received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle the Fund to reduced tax rates or exemptions on this income. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is unknown. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates where applicable.


Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional Shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the Shares. No federal income tax is due on any dividends earned in an IRA or qualified retirement plan until distributed.
The Fund may invest in underlying funds with capital loss carry-forwards. If such an underlying fund realizes capital gains, it will be able to offset the gains to the extent of its loss carry-forwards in determining the amount of capital gains which must be distributed to its shareholders. To the extent that gains are offset in this manner, the Fund will not realize gains on the related fund until such time as the underlying fund is sold.
STATE AND LOCAL TAXES
Shares are exempt from personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania.
Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.
PERFORMANCE INFORMATION

From time to time, the Fund advertises the total return for each class of Shares.
Total return represents the change, over a specified period of time, in the value of an investment in each class of Shares after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.


The performance information reflects the effect of non-recurring charges, such as the maximum sales charge and contingent deferred sales charges, which, if excluded, would increase the total return.
Total return will be calculated separately for Class A Shares, Class B Shares, and Class C Shares. Expense differences between Class A Shares, Class B Shares and Class C Shares may affect the performance of each class. From time to time, advertisements for Class A Shares, Class B Shares and Class C Shares of the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the performance of Class A Shares, Class B Shares and Class C Shares to certain indices.


APPENDIX

STANDARD AND POOR'S RATINGS GROUP LONG TERM DEBT RATING DEFINITIONS AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's Ratings Group. Capacity to pay interest and repay principal is extremely strong. AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.
A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.


BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
BB--Debt rated BB has less near-term, vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.
B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial,


C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC-debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.
MOODY'S INVESTORS SERVICE, INC. LONG TERM BOND RATING DEFINITIONS AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA--Bonds which are rated AA are judged to be of high quality by all standards.


BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other


A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.
BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can


PRIME-1--Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:
     oLeading market positions in well established industries.
     oHigh rates of return on funds employed.
     oConservative capitalization structure with moderate reliance on debt and ample asset protection.
     oBroad margins in earning coverage of fixed financial charges and high internal cash generation.
     oWell established access to a range of financial markets and assured sources of alternate liquidity.
PRIME-2--Issuers rated PRIME-1 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may


FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.


ADDRESSES

Federated International Growth Fund
          Class A Shares          Federated Investors Tower
          Class B Shares          Pittsburgh, Pennsylvania 15222-3779
          Class C Shares


Distributor
          Federated Securities Corp.    Federated Investors Tower
          Pittsburgh, Pennsylvania 15222-3779


Adviser
          Federated Global Research Corp.    175 Water Street
                                  New York, New York 10038-4965


Custodian
          State Street Bank and Trust Company     P.O. Box 8600
                                  Boston, Massachusetts 02266-8600


Transfer Agent and Dividend Disbursing Agent
          Federated Shareholder   P.O. Box 8600
          Services Company        Boston, Massachusetts 02266-8600


Independent Public Accountants
          Ernst & Young LLP       One Oxford Centre
                                  Pittsburgh, Pennsylvania 15219



FEDERATED INTERNATIONAL GROWTH FUND
(A PORTFOLIO OF WORLD INVESTMENT SERIES, INC.)
CLASS A SHARES
CLASS B SHARES
CLASS C SHARES
PROSPECTUS
An Open-End, Diversified
Management Investment Company
         , 1997
---------
    Cusip
    Cusip
    Cusip


   INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE
 SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR
 THE SOLICITATION OF AN OFFER TO BUY, NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE
           UNLAWFUL UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

               SUBJECT TO COMPLETION, PRELIMINARY PROSPECTUS
                            DATED MAY 21, 1997

                     FEDERATED INTERNATIONAL GROWTH FUND
                 A PORTFOLIO OF WORLD INVESTMENT SERIES, INC.
                                CLASS A SHARES
                                CLASS B SHARES
                                CLASS C SHARES
                     STATEMENT OF ADDITIONAL INFORMATION
   This Statement of Additional Information should be read with the prospectus of Federated International Growth Fund (the ``Fund'), a portfolio of World Investment Series, Inc. (the ``Corporation') dated
         , 1997. This Statement is not a prospectus. You may request a
   ------
   copy of a prospectus or a paper copy of this Statement of Additional Information, if you have received it electronically, free of charge by calling 1-800-341-7400.



                       Statement dated          , 1997
                                       ---------




FEDERATED INVESTORS
Federated Investors Tower
Pittsburgh, PA  15222-3779

Federated Securities Corp. is the distributor of the Fund and is a subsidiary of Federated Investors.
Cusip
Cusip
Cusip


GENERAL INFORMATION ABOUT THE FUND             1

INVESTMENT OBJECTIVE AND POLICIES              1

 Types of Investments                          1
 When-Issued and Delayed Delivery Transactions 1
 Repurchase Agreements                         1
 Lending Portfolio Securities                  2
 Restricted and Illiquid Securities            2
 Futures and Options Transactions              2
 Futures Contracts                             2
 Put Options on Futures Contracts              3
 Call Options on Futures Contracts             3
 ``Margin''in Futures Transactions             4
 Regulatory Restrictions                       4
 Purchasing Put Options on Portfolio Securities4
 Writing Covered Call Options on Portfolio
  Securities                                   4
 Over-the-Counter Options                      4
 Warrants                                      5
 Additional Risk Considerations                5
 Portfolio Turnover                            5
INVESTMENT LIMITATIONS                         5

INTERNATIONAL SERIES, INC. MANAGEMENT          8

 Fund Ownership                               12
 Directors Compensation                       13
INVESTMENT ADVISORY SERVICES                  14

 Adviser to the Fund                          14


 Advisory Fees                                14
BROKERAGE TRANSACTIONS                        14

OTHER SERVICES                                14

 Fund Administration                          14
 Custodian and Portfolio Accountant           15
 Transfer Agent                               15
 Independent Public Accountants               15
PURCHASING SHARES                             15

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES    15

 Purchases by Sales Representatives, Directors of
  the Corporation, and Employees              15
DETERMINING NET ASSET VALUE                   16

 Determining Market Value of Securities       16
 Trading in Foreign Securities                16
REDEEMING SHARES                              16

 Redemption in Kind                           16
 Elimination of the Contingent Deferred Sales
  Charge                                      17
TAX STATUS                                    17

 The Fund's Tax Status                        17
 Foreign Taxes                                17
 Shareholders' Tax Status                     17
TOTAL RETURN                                  18

PERFORMANCE COMPARISONS                       18


 Economic and Market Information              19
ABOUT FEDERATED INVESTORS                     19

FINANCIAL STATEMENTS                          20

APPENDIX                                      21


GENERAL INFORMATION ABOUT THE FUND

The Fund is a portfolio in World Investment Series, Inc. (the `Corporation''), which was established under the laws of the State of Maryland on January 25, 1994.
Shares of the Fund are offered in three classes, known as Class A Shares, Class B Shares, and Class C Shares (individually and collectively referred to as `Shares'' as the context may require). This Statement of Additional Information relates to all three classes of Shares of the Fund.
INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Fund is to provide long-term growth of capital. Any income realized from the portfolio is incidental. The Fund pursues its investment objective by investing primarily in shares of other mutual funds, the portfolios of which consist primarily of equity securities of non-U.S. issuers. Additionally, pursuant to exemptive relief from the Securities and Exchange Commission (`SEC''), the Fund may also invest directly in equity securities of companies domiciled outside the United States. The investment objective cannot be changed without approval of shareholders.


TYPES OF INVESTMENTS
The Fund invests primarily in shares of other open-end management investment companies for which affiliates of Federated Investors serve as investment adviser and principal underwriter (the `Federated Funds'' and herein referred to as the `underlying funds'') that invest primarily in foreign equity securities. To the extent that the Fund's assets are invested in underlying funds, its investment experience will correspond directly with that of its proportionate investment in those funds. The Fund may also invest in a diversified portfolio composed of non-U.S. securities and directly in the securities held by the underlying funds. Because the Fund and the underlying funds will have substantially similar investment experiences and incur similar risks, all further references to the Fund hereinafter include the underlying funds unless otherwise indicated. Although many of the underlying funds have the same or similar investment policies as the Fund, they are not required to do so.
A substantial portion of these instruments will be equity securities of companies domiciled outside the United States. The Fund will invest in equity securities denominated in foreign currencies, including European Currency Units, of issuers located in at least three countries outside of the United States and sponsored or unsponsored depositary receipts. The Fund may also enter into forward commitments, repurchase agreements, foreign currency transactions and maintain reserves in foreign or U.S. money market instruments.


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
LENDING OF PORTFOLIO SECURITIES
The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.
There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pendng court action.


REPURCHASE AGREEMENTS
The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are found by Federated Global Research, the Fund's investment adviser (the `Adviser'') to be creditworthy pursuant to guidelines established by the Corporation's Board of Directors (the `Directors'').
The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by Federated Global Research Corp., the Fund's Adviser (the `Adviser'') to be creditworthy.


RESTRICTED AND ILLIQUID SECURITIES
The ability of the Directors to determine the liquidity of certain restricted securities is permitted under an SEC staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933, as amended (the `Rule''). The Rule is a non-exclusive safe-harbor for certain secondary market transactions involving registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under the Rule. The Fund believes that the staff of the SEC has left the question of determining the liquidity of all restricted securities to the Directors. The Directors may consider the following criteria in determining the liquidity of certain restricted securities:
     othe frequency of trades and quotes for the security;
     othe number of dealers willing to purchase or sell the security and the number of other potential buyers;
     odealer undertakings to make a market in the security; and othe nature of the security and the nature of the marketplace trades.
Notwithstanding the foregoing, securities of foreign issuers which are not listed on a recognized domestic or foreign exchange or for which a bona fide market does not exist at the time of purchase or subsequent transaction shall be treated as illiquid securities by the Directors.


FUTURES AND OPTIONS TRANSACTIONS
The Fund may engage in futures and options hedging transactions. In an effort to reduce fluctuations in the net asset value of Shares, the Fund may attempt to hedge all or a portion of its portfolio by buying and selling financial futures contracts, buying put options on portfolio securities and listed put options on futures contracts, and writing call options on futures contracts. The Fund may also write covered call options on portfolio securities to attempt to increase its current income. The Fund will maintain its positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position on financial futures contracts may be closed out only on the exchange on which the position was established. FUTURES CONTRACTS
The Fund may engage in transactions in futures contracts. A futures contract is a firm commitment by two parties: the seller who agrees to make delivery of the specific type of security called for in the contract (`going short'') and the buyer who agrees to take delivery of the security (`going long'') at a certain time in the future. However, a stock index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. No physical delivery of the underlying securities in the index is made.


The purpose of the acquisition or sale of a futures contract by the Fund is to protect the Fund from fluctuations in the value of its securities caused by anticipated changes in interest rates or market conditions without necessarily buying or selling the securities. For example, in the fixed income securities market, price generally moves inversely to interest rates. A rise in rates generally means a drop in price. Conversely, a drop in rates generally means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, the Fund could enter into contracts to deliver securities at a predetermined price (i.e., `go short'') to protect itself against the possibility that the prices of its fixed income securities may decline during the anticipated holding period. The Fund would `go long'' (i.e., agree to purchase securities in the future at a predetermined price) to hedge against a decline in market interest rates.
PUT OPTIONS ON FUTURES CONTRACTS
The Fund may engage in transactions in put options on futures contracts. The Fund may purchase listed put options on futures contracts. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price. The Fund would purchase put options on futures contracts to protect portfolio securities against decreases in value resulting from market factors, such as an anticipated increase in interest rates.


Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by the Fund upon the sale of the second option may be large enough to offset both the premium paid by the Fund for the original option plus the decrease in value of the hedged securities. Alternatively, the Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.


When the Fund sells a put on a futures contract, it receives a cash premium which can be used in whatever way is deemed most advantageous to the Fund. In exchange for such premium, the Fund grants to the purchaser of the put the right to receive from the Fund, at the strike price, a short position in such futures contract, even though the strike price upon exercise of the option is greater than the value of the futures position received by such holder. If the value of the underlying futures position is not such that exercise of the option would be profitable to the option holder, the option will generally expire without being exercised. The Fund has no obligation to return premiums paid to it whether or not the option is exercised. It will generally be the policy of the Fund, in order to avoid the exercise of an option sold by it, to cancel its obligation under the option by entering into a closing purchase transaction, if available, unless it is determined to be in the Fund's interest to deliver the underlying futures position. A closing purchase transaction consists of the purchase by the Fund of an option having the same term as the option sold by the Fund, and has the effect of canceling the Fund's position as a seller. The premium which the Fund will pay in executing a closing purchase transaction may be higher than the premium received when the option was sold, depending in large part upon the relative price of the underlying futures position at the time of each transaction.


CALL OPTIONS ON FUTURES CONTRACTS
The Fund may engage in transactions in call options on futures contracts. In addition to purchasing put options on futures, the Fund may write listed call options on futures contracts to hedge its portfolio against, for example, an increase in market interest rates. When the Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise or as stock prices fall, causing the prices of futures to go down, the Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of the Fund's call option position to increase. In other words, as the underlying future's price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the Fund keeps the premium received for the option. This premium can help substantially to offset the drop in value of the Fund's portfolio securities. Prior to the expiration of a call written by the Fund, or exercise of it by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of the Fund will then help offset the decrease in value of the hedged securities.
When the Fund purchases a call on a financial futures contract, it receives in exchange for the payment of a cash premium the right, but not the obligation, to enter into the underlying futures contract at a strike price determined at the time the call was purchased, regardless of the comparative market value of such futures position at the time the option is exercised. The holder of a call option has the right to receive a long (or buyer's) position in the underlying futures contract.


The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio (including cash or cash equivalents) plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.
`MARGIN'' IN FUTURES TRANSACTIONS
Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of `initial margin'' in cash or U.S.
Treasury bills with the custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contracts initial margin does not involve a borrowing by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.


A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called `variation margin,'' equal to the daily change in value of the futures contract. This process is known as `marking to market.''Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark to market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.
REGULATORY RESTRICTIONS
To the extent required to comply with Commodity Futures Trading Commission Regulation 4.5 and thereby avoid status as a `commodity pool operator,'' the Fund will not enter into a futures contract, or purchase an option thereon, if immediately thereafter the initial margin deposits for futures contracts held by it, plus premiums paid by it for open options on futures, would exceed 5% of the total assets of the Fund. The Fund will not engage in transactions in futures contracts or options thereon for speculation, but only to attempt to hedge against changes in market conditions affecting the value of assets which the Fund holds or intends to purchase. When futures contracts or options thereon are purchased in order to protect against a price increase on securities or other assets intended to be purchased later, it is anticipated that at least 75% of such intended purchases will be completed. When other futures contracts or options thereon are purchased, the underlying value of such contracts at all times will not exceed the sum of (1) accrued profit on such contracts held by the broker; (2) cash or high-quality money market instruments set aside in an identifiable manner; and (3) cash proceeds from investments due in 30 days or less.


PURCHASING PUT OPTIONS ON PORTFOLIO SECURITIES
The Fund may purchase put options on portfolio securities to protect against price movements in particular securities in its portfolio. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option.
WRITING COVERED CALL OPTIONS ON PORTFOLIO SECURITIES
The Fund may write covered call options to generate income. As a writer of a call option, the Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price. The Fund may only sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any additional consideration).
OVER-THE-COUNTER OPTIONS
The Fund may purchase and write over-the-counter options (`OTC options'') on portfolio securities in negotiated transactions with the buyers or writers of the options for those options on portfolio securities held by the Fund and not traded on an exchange.
OTC options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not.


RISKS
OPTIONS


    Certain hedging vehicles have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the adviser's view as to certain market movements is incorrect, the risk that the use of such hedging strategies could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may both be liquid in all circumstances and certain over-the-counter options may have not markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchase of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of hedging strategies would reduce net asset value, and possibly income, and such losses can be greater than if the hedging strategies had not been utilized.
COMBINED TRANSACTIONS
   The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transaction (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions (``component" transactions), instead of a single hedging strategy, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.


SWAPS, CAPS, FLOORS AND COLLARS
   Among the hedging strategies into which the Fund may enter are interest rate, currency and index swaps and the purchase or sale of related caps, floors, and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rating payments of fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.


   The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors, and collars are entered into for good faith hedging purposes, the Adviser and the Fund believe such obligations do not constitute senior securities under the Investment Company Act of 1940, as amended, and, accordingly, will not treat them as being subject to its borrowing restrictions. There is no minimal acceptable rating for a swap, cap, floor, or collar to be purchased or held in the Fund's portfolio. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.


RISKS OF HEDGING STRATEGIES OUTSIDE THE U.S.
   When conducted outside the U.S., hedging strategies may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and the margin requirements than in the U.S., and (v) lower trading volume and liquidity.


USE OF SEGREGATED AND OTHER SPECIAL ACCOUNTS
   Many hedging strategies, in addition to other requirements, require that the Fund segregate liquid high grade assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid high grade securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid high grade securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate liquid high grade assets equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund requires the Fund to segregate liquid high grade assets equal to the exercise price.


   Except when the Fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, a currency contract which obligates the Fund to buy or sell currency will generally require the Fund to hold an amount of that currency or liquid securities denominated in that currency equal to the Fund's obligations or to segregate liquid high grade assets equal to the amount of the Fund's obligations.
   OTC options entered into by the Fund, including those on securities, currency, financial instruments or indices and OTC issued and exchange listed index options, will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OTC guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OTC issued and exchange listed options sold by the Fund other than those above generally settle with physical delivery, and the Fund will segregate an equal amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.


   In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.
   With respect to swaps, the Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid high grade securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.
   Strategic transactions may be covered by other means when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and hedging strategies. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other hedging strategies may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.


   The Fund's activities involving hedging strategies may be limited by the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") for qualification as a regulated investment company. (See "Tax Status")
FOREIGN CURRENCY TRANSACTIONS
CURRENCY RISKS
   The exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. Although the Fund values its assets daily in U.S. dollars, the Fund may not convert its holdings of foreign currencies to U.S. dollars daily. The Fund may incur conversion costs when it converts its holdings to another currency. Foreign exchange dealers may realize a profit on the difference between the price at which the Fund buys and sells currencies.
   The Fund will engage in foreign currency exchange transactions in connection with its portfolio investments. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies.


FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
   The Fund may enter into forward foreign currency exchange contracts in order to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. However, forward foreign currency exchange contracts may limit potential gains which could result from a positive change in such currency relationships. The Adviser believes that it is important to have the flexibility to enter into forward foreign currency exchange contracts whenever it determines that it is in the Fund's best interest to do so. The Fund will not speculate in foreign currency exchange.
   The Fund will not enter into forward foreign currency exchange contracts or maintain a net exposure in such contracts when it would be obligated to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency or, in the case of a "cross-hedge" denominated in a currency or currencies that the Adviser believes will tend to be closely correlated with that currency with regard to price movements. Generally, the Fund will not enter into a forward foreign currency exchange contract with a term longer than one year.
FOREIGN CURRENCY OPTIONS
   A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price on a specified date or during the option period. The owner of a call option has the right, but not the obligation, to buy the currency. Conversely, the owner of a put option has the right, but not the obligation, to sell the currency.


   When the option is exercised, the seller (i.e., writer) of the option is obligated to fulfill the terms of the sold option. However, either the seller or the buyer may, in the secondary market, close its position during the option period at any time prior to expiration.
   A call option on foreign currency generally rises in value if the underlying currency appreciates in value, and a put option on foreign currency generally rises in value if the underlying currency depreciates in value. Although purchasing a foreign currency option can protect the Fund against an adverse movement in the value of a foreign currency, the option will not limit the movement in the value of such currency. For example, if the Fund was holding securities denominated in a foreign currency that was appreciating and had purchased a foreign currency put to hedge against a decline in the value of the currency, the Fund would not have to exercise its put option. Likewise, if the Fund were to enter into a contract to purchase a security denominated in foreign currency and, in conjunction with that purchase, were to purchase a foreign currency call option to hedge against a rise in value of the currency, and if the value of the currency instead depreciated between the date of purchase and the settlement date, the Fund would not have to exercise its call. Instead, the Fund could acquire in the spot market the amount of foreign currency needed for settlement.


SPECIAL RISKS ASSOCIATED WITH FOREIGN CURRENCY OPTIONS
   Buyers and sellers of foreign currency options are subject to the same risks that apply to options generally. In addition, there are certain risks associated with foreign currency options. The markets in foreign currency options are relatively new, and the Fund's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although the Fund will not purchase or write such options unless and until, in the opinion of the Adviser, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time.
   In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.
   The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.


   There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. option markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets until they reopen.
FOREIGN CURRENCY FUTURES TRANSACTIONS
   By using foreign currency futures contracts and options on such contracts, the Fund may be able to achieve many of the same objectives as it would through the use of forward foreign currency exchange contracts. The Fund may be able to achieve these objectives possibly more effectively and at a lower cost by using futures transactions instead of forward foreign currency exchange contracts.
SPECIAL RISKS ASSOCIATED WITH FOREIGN CURRENCY FUTURES CONTRACTS AND RELATED OPTIONS
   Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on currencies, as described above.


   Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, the Fund will not purchase or write options on foreign currency futures contracts unless and until, in the opinion of the Adviser, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract.


SPECIAL CONSIDERATIONS AFFECTING EMERGING MARKETS
Investing in equity securities of companies in emerging markets may entail greater risks than investing in equity securities in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
(iv) foreign taxation; and (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property. Investing in the securities of companies in emerging markets, may entail special risks relating to the potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, the Fund could lose its entire investment in any such country.
Settlement mechanisms in emerging markets may be less efficient and reliable than in more developed markets. In such emerging securities markets there may be share registration and delivery delays or failures. Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had any may continue to have negative effects on the economies and securities markets of certain Latin American countries.


POLITICAL, SOCIAL AND ECONOMIC RISKS. Even though opportunities for investment may exist in emerging markets, any change in the leadership or policies of the governments of those countries or in the leadership or policies of any other government which exercises a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and thereby eliminate any investment opportunities which may currently exist.
Investors should note that upon the accession to power of authoritarian regimes, the governments of a number of Latin American countries previously expropriated large quantities of real and personal property similar to the property which will be represented by the securities purchased by the Fund. The claims of property owners against those governments were never finally settled. There can be no assurance that any property represented by securities purchased by the Fund will not also be expropriated, nationalized, or otherwise confiscated. If such confiscation were to occur, the Fund could lose its entire investment in such countries. The Fund's investments would similarly be adversely affected by exchange control regulation in any of those countries.


Certain countries in which the Fund may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of the Fund's investment in those countries. Instability may also result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extraconsititutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which the Fund invests and adversely affect the value of the Fund's assets.
ADDITIONAL RISK CONSIDERATIONS
The Directors consider at least annually the likelihood of the imposition by any foreign government of exchange control restrictions which would affect the liquidity of the Fund's assets maintained with custodians in foreign countries, as well as the degree of risk from political acts of foreign governments to which such assets may be exposed. The Directors also consider the degree of risk involved through the holding of portfolio securities in domestic and foreign securities depositories. However, in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser, any losses resulting from the holding of the Fund's portfolio securities in foreign countries and/or with securities depositories will be at the risk of shareholders. No assurance can be given that the Directors' appraisal of the risks will always be correct or that such exchange control restrictions or political acts of foreign governments might not occur.


PORTFOLIO TURNOVER
The Fund will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Fund's investment objective. Portfolio securities will be sold when the Adviser believes it is appropriate, regardless of how long those securities have been held. However, the underlying funds may experience much higher portfolio turnover rates resulting in higher brokerage commissions, and taxable gains or losses. It is estimated the rate of portfolio turnover will, generally, not exceed 40%.
For the period from February 28, 1996 (date of initial public investment) to November 30, 1996 (fiscal year end), the Federated Asia Pacific Growth Fund's portfolio turnover rate was 99%.
For the period from February 28, 1996 (date of initial public investment) to November 30, 1996 (fiscal year end), the Federated Emerging Markets Fund's portfolio turnover rate was 32%.
For the period from February 28, 1996 (date of initial public investment) to November 30, 1996 (fiscal year end), the Federated European Growth Fund's portfolio turnover rate was 58%.
For the period from February 28, 1996 (date of initial public investment) to November 30, 1996 (fiscal year end), the Federated International Small Company Fund's portfolio turnover rate was 174%.
For the period from February 28, 1996 (date of initial public investment) to November 30, 1996 (fiscal year end), the Federated Latin American Growth Fund's portfolio turnover rate was 38%.


INVESTMENT LIMITATIONS
The following investment limitations are fundamental (except that no investment limitation of the Fund shall prevent the Fund from investing substantially all of its assets (except for assets which are not considered `investment securities'' under the Investment Company Act of 1940, as amended, or assets exempted by the SEC) in an open-end investment company with substantially the same investment objectives):
SELLING SHORT AND BUYING ON MARGIN
   The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities. The deposit or payment by the Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.
ISSUING SENIOR SECURITIES AND BORROWING MONEY
   The Fund will not issue senior securities, except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed, and except to the extent that the Fund may enter into futures contracts. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding.


PLEDGING ASSETS
   The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In these cases, the Fund may pledge assets as necessary to secure such borrowings. For purposes of this limitation, the following will not be deemed to be pledges of the Fund's assets: (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis; and (b) collateral arrangements with respect to: (i) the purchase and sale of securities options (and options on securities indexes) and (ii) initial or variation margin for futures contracts.
CONCENTRATION OF INVESTMENTS
   The Fund will not invest 25% or more of the value of its total assets in any one industry, except that the Fund may invest 25% or more of the value of its total assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities.
INVESTING IN COMMODITIES
   The Fund will not invest in commodities, except that the Fund reserves the right to engage in transactions involving futures contracts, options, and forward contracts with respect to securities, securities indexes or currencies.
INVESTING IN REAL ESTATE
   The Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.


LENDING CASH OR SECURITIES
   The Fund will not lend any of its assets, except portfolio securities. This shall not prevent the Fund from purchasing or holding U.S. government obligations, corporate bonds, money market instruments, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective, policies, and limitations or the Corporation's Articles of Incorporation.
UNDERWRITING
   The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
DIVERSIFICATION OF INVESTMENTS
   With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, securities of investment companies, or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, and will not acquire more than 10% of the outstanding voting securities of any one issuer.


The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Directors without shareholder approval (except that no investment limitation of the Fund shall prevent the Fund from investing substantially all of its assets (except for assets which are not considered `investment securities''under the Investment Company Act of 1940, as amended, or assets exempted by the SEC) in an open-end investment company with substantially the same investment objectives). Shareholders will be notified before any material changes in these limitations become effective. INVESTING IN ILLIQUID SECURITIES
   The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable time deposits with maturities over seven days, over-the-counter options, swap agreements not determined to be liquid, and certain restricted securities not determined by the Directors to be liquid.
PURCHASING SECURITIES TO EXERCISE CONTROL
   The Fund will not purchase securities of a company for the purpose of exercising control or management.
INVESTING IN PUT OPTIONS
   The Fund will not purchase put options on securities or futures contracts, unless the securities or futures contracts are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.


WRITING COVERED CALL OPTIONS
   The Fund will not write call options on securities unless the securities or futures contracts are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
The Fund has no present intent to borrow money, pledge securities, or invest in reverse repurchase agreements in excess of 5% of the value of its total assets in the coming fiscal year. In addition, the Fund expects to lend not more than 5% of its total assets in the coming fiscal year.
For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings associations having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be `cash items.''


WORLD INVESTMENT SERIES, INC. MANAGEMENT

Officers and Directors are listed with their addresses, birthdates, present positions with World Investment Series, Inc., and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924


Chairman and Director
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds.


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Director
Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Trustee, University of Pittsburgh; Director or Trustee of the Funds.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Director
President, Investment Properties Corporation; Senior Vice-President, John
R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.




William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Director
Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Director
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Trustee or Director of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Director


Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
President and Directer
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924
Director
Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.


Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL
Birthdate:  March 16, 1942
Director
Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.


Gregor F. Meyer
Boca Grande Club
Boca Grande, Florida
Birthdate:  October 6, 1926
Director
Attorney, Retired Member of Miller, Ament, Henny & Kochuba; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Director
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director or Trustee of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Director
Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University, U.S. Space Foundation and Czech Management Center; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center; Director or Trustee of the Funds.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Director
Public relations/Marketing/Conference Planning, Manchester Craftsmen's Guild; Restaurant Consultant, Frick Art & History Center; Conference Coordinator, University of Pittsburgh Art History Department; Director or Trustee of the Funds.


J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949


Executive Vice President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman of the Company.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President , Secretary and Treasurer


Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.


     *This Director is deemed to be an ``interested person'' as defined in the Investment Company Act of 1940.
     @Member of the Executive Committee. The Executive Committee of the
      Board of Directors handles the responsibilities of the Board between meetings of the Board.
As used in the table above, `The Funds'' and ``Funds'' mean the following investment companies: 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term


Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities
Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Wesmark Funds; and World Investment Series, Inc.
FUND OWNERSHIP
Officers and Directors own less than 1% of the Fund's outstanding Shares.


DIRECTORS' COMPENSATION


                      AGGREGATE         TOTAL COMPENSATION PAID
NAME ,                COMPENSATION      TO DIRECTORS FROM
POSITION WITH         FROM THE          THE CORPORATION
THE CORPORATION       CORPORATION *#    AND FUND COMPLEX +


John F. Donahue,         $0               $0 for the Corporation and
Chairman and Director                     56 other investment companies in
                                          the Complex

Thomas G. Bigley,        $1,018.27        $108,725 for the Corporation and
Director                                  56 other investment companies in
                                          the Complex

John T. Conroy, Jr.,     $1,120.27        $119,615 for the Corporation and
Director                                  56 other investment companies in
                                          the Complex

William J. Copeland,     $1,120.27        $119,615 for the Corporation and
Director                                  56 other investment companies in
                                          the Complex

James E. Dowd,           $1,120.27        $119,615 for the Corporation and
Director                                  56 other investment companies in
                                          the Complex

Lawrence D. Ellis, M.D., $1,018.27        $108,725 for the Corporation and
Director                                  56 other investment companies in
                                          the Complex

Edward L. Flaherty, Jr.  $1,120.27        $119,615 for the Corporation and
Director                                  56 other investment companies in
                                          the Complex

Peter E. Madden,         $1,018.27        $108,725 for the Corporation and


Director                                  56 other investment companies in
                                          the Complex

Gregor F. Meyer,         $1,018.27        $108,725 for the Corporation and
Director                                  56 other investment companies in
                                          the Complex

John E. Murray, Jr.      $1,018.27        $108,725 for the Corporation and
Director                                  56 other investment companies in
                                          the Complex

Wesley W. Posvar,        $1,018.27        $108,725 for the Corporation and
Director                                  56 other investment companies in
                                          the Complex

Marjorie P. Smuts,       $1,018.27        $108,725 for the Corporation and
Director                                  56 other investment companies in
                                          the Complex


*Information is furnished for the fiscal year ended November 30, 1996. #The aggregate compensation is provided for the Corporation which is comprised of 8 portfolios.
+The information is provided for the last calendar year.




INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND
The Fund's Adviser is Federated Global Research Corp. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue.
The Adviser shall not be liable to the Fund, the Corporation, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.
ADVISORY FEES
For its advisory services, the Adviser receives an annual investment advisory fee as described in the prospectus.


BROKERAGE TRANSACTIONS

The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.
Although investment decisions for the Fund are made independently from those of any other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.


The Adviser may engage in other non-U.S. transactions that may have adverse effects on the market for securities in the Fund's portfolio. The Adviser is not obligated to obtain any material non-public (`inside'') information about any securities issuer, or to base purchase or sale recommendations on such information.
The distributor may assist in the execution of the Fund's portfolio transactions to purchase underlying fund shares for which it may receive distribution payments from the underlying funds or their underwriters in accordance with the distribution plans of those funds. In providing execution assistance, the distributor receives orders from the Adviser; places them with the underlying fund's distributor, transfer agent or other person, as appropriate; confirms the trade, price and number of shares purchased; and assures prompt payment by the Fund and proper completion of the order.
With respect to purchases of load fund shares, the Adviser may direct substantially all of the Fund's orders to the distributor, which may, in its discretion, direct the order to other broker-dealers in consideration of sales of the Fund's shares.
The distributor may retain brokerage commissions on portfolio transactions of mutual funds held in the Fund's portfolio, including funds which have a policy of considering sales of their shares in selecting broker-dealers for the execution of their portfolio transactions. Payment of brokerage commissions to the distributor is not a factor considered by the Adviser in selecting an underlying fund for investment.


Under certain circumstances, a sales charge incurred by the Fund in acquiring shares of an underlying fund may not be taken into account in determining the gain or loss on the disposition of the shares acquired. If shares are disposed of within 90 days from the date they were purchased and if shares of a new underlying fund are subsequently acquired without imposition of a sales charge or imposition of a reduced sales charge pursuant to a right granted to the Fund to acquire shares without payment of a sales charge or with the payment of a reduced charge, then the sales charge paid upon the purchase of the initial shares will be treated as paid in connection with the acquisition of the new underlying fund's shares rather than the initial shares.
OTHER SERVICES

FUND ADMINISTRATION
Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus.
CUSTODIAN AND PORTFOLIO ACCOUNTANT
State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period, plus out-of-pocket expenses.
TRANSFER AGENT
Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on size, type, and number of accounts and transactions made by shareholders.


INDEPENDENT AUDITORS
The independent auditors for the Fund are Ernst & Young LLP, Pittsburgh,
PA.
PURCHASING SHARES

Except under certain circumstances described in the prospectus, Shares are sold at their net asset value, plus a sales charge (for Class A Shares only) on days the New York Stock Exchange (`NYSE'') is open for business. The procedure for purchasing Shares is explained in the prospectus under `How to Purchase Shares.''
DISTRIBUTION PLAN AND SHAREHOLDER SERVICES AGREEMENT
These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services as appropriate, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.


By adopting the Distribution Plan, the Directors expect that the Class A Shares, Class B Shares, and Class C Shares of the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in pursuing its investment objectives. By identifying potential investors whose needs are served by the Fund's objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales.
Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.
CONVERSION TO FEDERAL FUNDS
It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds before shareholders begin to earn dividends. Federated Shareholder Services Company acts as the shareholder's agent in depositing checks and converting them to federal funds.
PURCHASES BY SALES REPRESENTATIVES, DIRECTORS OF THE CORPORATION, AND
EMPLOYEES
Directors, employees, and sales representatives of the Fund, the Adviser, and Federated Securities Corp., or their affiliates and their immediate family members, or any investment dealer who has a sales agreement with Federated Securities Corp., and their spouses and children under 21, may buy Class A Shares at net asset value without a sales charge. Shares may also be sold without sales charges to trusts or pension or profit-sharing plans for these persons.


These sales are made with the purchaser's written assurance that the purchase is for investment purposes and that the securities will not be resold except through redemption by the Fund.
DETERMINING NET ASSET VALUE

Net asset value generally changes each day. The days on which net asset value is calculated by the Fund are described in the prospectus.
Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. Such dividends are recorded as soon as the Fund is informed of the ex-dividend date.
DETERMINING MARKET VALUE OF SECURITIES
Market or fair values of the Fund's portfolio securities are determined as follows:
     oaccording to the last reported sale price on a recognized securities exchange, if available. (If a security is traded on more than one exchange, the price on the primary market for that security, as determined by the Adviser, is used);
     oin the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
     oat fair value as determined in good faith by the Directors; or ofor short-term obligations with remaining maturities of 60 days or less at the time of purchase, at amortized cost, which approximates value.
Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider: institutional trading in similar groups of securities; yield; quality; coupon rate; maturity; type of issue; trading characteristics; and other market data.


The underlying funds in which the Fund may invest value securities in their portfolios for which market quotations are readily available at their current market value (generally the last reported sale price) and all other securities and assets at fair value pursuant to methods established in good faith by the board of directors/trustees of the underlying fund.
TRADING IN FOREIGN SECURITIES
Trading in foreign securities may be completed at times which vary from the closing of the NYSE. In computing the net asset value, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Directors, although the actual calculation may be done by others. REDEEMING SHARES

The Fund redeems Shares at the next computed net asset value after the Fund receives the redemption request. Shareholder redemptions may be subject to a contingent deferred sales charge. Redemption procedures are explained in the prospectus under `How to Redeem Shares.'' Although the Fund does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.


Class B Shares redeemed within six years of purchase and Class C Shares redeemed within one year of purchase may be subject to a contingent deferred sales charge. The amount of the contingent deferred sales charge is based upon the amount of the administrative fee paid at the time of purchase by the distributor to the financial institutions for services rendered, and the length of time the investor remains a shareholder in the Fund. Should financial institutions elect to receive an amount less than the administrative fee that is stated in the prospectus for servicing a particular shareholder, the contingent deferred sales charge and/or holding period for that particular shareholder will be reduced accordingly.
Since portfolio securities of the Fund may be traded on foreign exchanges which trade on Saturdays or on holidays on which the Fund will not make redemptions, the net asset value of each class of Shares of the Fund may be significantly affected on days when shareholders do not have an opportunity to redeem their Shares.


REDEMPTION IN KIND
Although the Corporation intends to redeem Shares in cash, it reserves the right under certain circumstances to pay the redemption price, in whole or in part, by a distribution of securities from the Fund's portfolio. The Corporation has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940, under which the Corporation is obligated to redeem Shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a class of Shares' net asset value during any 90-day period. Any redemption beyond this amount will also be in cash unless the Directors determine that further cash payments will have a materially adverse effect on remaining shareholders. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Directors deem fair and equitable.
Redemption in kind will be made in conformity with applicable SEC rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Directors determine to be fair and equitable.
Redemption in kind is not as liquid as a cash redemption. If redemption is made is kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.
ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE
The amounts that a shareholder may withdraw under a Systematic Withdrawal Program that qualify for elimination of the contingent deferred sales charge may not exceed 12% annually with reference initially to the value of the Class B Shares upon establishment of the Systematic Withdrawal Program and then as calculated at the fiscal year end. Redemptions on a qualifying


Systematic Withdrawal Program can be made at a rate of 1.00% monthly, 3.00% quarterly, or 6.00% semi-annually with reference to the applicable account valuation amount. Amounts that exceed the 12.00% annual limit for redemption, as described, may be subject to the contingent deferred sales charge. To the extent that a shareholder exchanges Shares for Class B Shares of other Federated Funds, the time for which the exchanged-for Shares are to be held will be added to the time for which exchanged-from Shares were held for purposes of satisfying the 12 month holding requirement. However, for purposes of meeting the $10,000 minimum account value requirement, Class B Share accounts values will not be aggregated. TAX STATUS

THE FUND'S TAX STATUS
The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
     oderive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
     oderive less than 30% of its gross income from the sale of securities held less than three months;
     oinvest in securities within certain statutory limits; and odistribute to its shareholders at least 90% of its net income earned during the year.
Income the Fund receives from sources within various foreign countries may be subject to foreign income taxes withheld at the source. If the Fund has at least 50% of its assets invested directly in foreign securities at the end of its taxable year, it may elect to pass through the foreign tax credit to its shareholders. It is expected that the Fund will not have more than 50% of the value of its total assets at the close of its taxable year invested directly in foreign securities, and therefore will not be permitted to make this election and `pass through'' to its shareholders. Each shareholder's respective pro rata share of foreign taxes the Fund pays will, therefore, be netted against their share of the Fund's gross income. The Fund may invest in any non-U.S. corporations which could be treated as passive foreign investment companies ("PFICs"). This could result in adverse tax consequences upon the disposition of, or the receipt of "excess distributions" with respect to, such equity investments. To the extent the Fund does invest in PFICs, it may adopt certain tax strategies to reduce or eliminate the adverse effects of certain federal tax provisions governing PFIC investments. Many non-U.S. banks and insurance companies may not be treated as PFICs if they satisfy certain technical requirements under the Code. To the extent that the Fund does invest in foreign securities which are determined to be PFIC securities and is required to pay a tax on such investments, a credit for this tax would not be allowed to be passed through to its shareholders. Therefore, the payment of this tax would reduce the Fund's economic return from its PFIC shares, and excess distributions received with respect to such shares are treated as ordinary income rather than capital gains.
An underlying fund may invest in non-U.S. corporations which would be treated as a PFIC or become a PFIC under the Code. This could result in adverse tax consequences upon the disposition of, or the receipt of "excess distributions" with respect to, such equity investments. To the extent an underlying fund does invest in PFICs, it may elect to treat the PFIC as a "qualified electing fund" or mark-to-market its investments in PFICs annually. In either case, the underlying fund may be required to distribute amounts in excess of its realized income and gains. To the extent that the underlying fund itself is required to pay a tax on income or gain from investment in PFICs, the payment of this tax would reduce the Fund's economic return.
Investment income on certain foreign securities in which the Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject.
SHAREHOLDERS' TAX STATUS
Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional Shares. The Fund's dividends, and any short-term capital gains, are taxable as ordinary income.
CAPITAL GAINS
   Shareholders will pay federal tax at capital gains rates on long-term capital gains distributed to them regardless of how long they have held the Fund Shares.


TOTAL RETURN

The average annual total return for each class of Shares of the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the offering price per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge on Class A Shares, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions. Any applicable contingent deferred sales charge is deducted from the ending value of the investment based on the lesser of the original purchase price or the offering price of Shares redeemed. Occasionally, total return which does not reflect the effect of the sales charge may be quoted in advertising.
YIELD

The yield for each class of Shares is determined by dividing the net investment income per share (as defined by the SEC) earned by the class over a thirty-day period by the maximum offering price per Share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the class of Share because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.
To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the


Fund, the performance will be reduced for those shareholders paying those fees.
PERFORMANCE COMPARISONS

The Fund's performance of each class of Shares depends upon such variables as:
     oportfolio quality;
     oaverage portfolio maturity;
     otype of instruments in which the portfolio is invested;
     ochanges in interest rates on money market instruments;
     ochanges in the Fund's or a class of Shares' expenses; and ovarious other factors.
The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of total return.
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any indices used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
     oLIPPER ANALYTICAL SERVICES, INC., for example, makes comparative calculations for one-month, three-month, one-year, and five-year periods which assume the reinvestment of all capital gains distributions and income dividends.


     oMORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALIA, AND FAR EAST
      (EAFE) INDEX is a market capitalization weighted foreign securities index, which is widely used to measure the performance of European, Australian, New Zealand and Far Eastern stock markets. The index covers approximately 1,020 companies drawn from 18 countries in the above regions. The index values its securities daily in both U.S. dollars and local currency and calculates total returns monthly. EAFE U.S. dollar total return is a net dividend figure less Luxembourg withholding tax. The EAFE is monitored by Capital International, S.A., Geneva, Switzerland.
     oMORGAN STANLEY CAPITAL INTERNATIONAL LATIN AMERICA EMERGING MARKET
      INDICES, including the Morgan Stanley Emerging Markets Free Latin America Index (which excludes Mexican banks and securities companies which cannot be purchased by foreigners) and the Morgan Stanley Emerging Markets Global Latin America Index. Both indices include 60% of the market capitalization of the following countries:
      Argentina, Brazil, Chile, and Mexico. The indices are weighted by market capitalization and are calculated without dividends reinvested.
     oINTERNATIONAL FINANCE CORPORATION (IFC) EMERGING MARKETS DATA BASE, which provides detailed statistics on stock and bond markets in developing countries, including IFC market indices.
     oFINANCIAL TIMES ACTUARIES/STANDARD AND POOR'S WORLD (EX U.S.)
      MID/SMALL CAP INDICES, which is a total return, market cap-weighted index of companies from 25.countries.
     oFINANCIAL TIMES ACTUARIES INDICES, including the FTA-World Index
      (and components thereof), which are based on stocks in major world equity markets.


     oSTANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS, a composite index of common stocks in industry, transportation, and financial and public utility companies, can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in Standard & Poor's figures.
     oMORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly MUTUAL FUND VALUES. MUTUAL FUND VALUES rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.
Advertisements and sales literature for all three classes of Shares may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in any class of Shares based on annual reinvestment of dividends over a specified period of time.
Advertisements may quote performance information which does not reflect the effect of the sales charge or contingent deferred sales charge, as applicable.
Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.


ECONOMIC AND MARKET INFORMATION
Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.
ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.
In the equity sector, Federated Investors has more than 26 years experience. As of December 31, 1996, Federated managed 31 equity funds totaling approximately $7.6 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitive and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


J. Thomas Madden, Executive Vice President, oversees Federated Investor's equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investor's domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investor's international and global portfolios. MUTUAL FUND MARKET
Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.*
Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
BANK MARKETING
Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.


BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high rankings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.

* Source: Investment Company Institute





PART C. OTHER INFORMATION.

Item 24.  Financial Statements and Exhibits:

          (a)   Not applicable. .
          (b)  Exhibits:
                (1) (i) Conformed Copy of Articles of Incorporation of the Registrant;(1)
                    (ii) Conformed Copy of Articles Supplementary;(5)
                (2) Copy of By-Laws of the Registrant; (1)
                (3) Not applicable;
                (4) (i) Copies of Specimen Certificates for Shares of Capital Stock of Federated World Utility Fund;


                         Federated Asia Pacific Growth Fund, Federated Emerging Markets Fund, Federated European Growth Fund, Federated International Small Company Fund, and Federated Latin American Growth Fund; (7)
                    (ii) Copies of Specimen Certificates for Shares of
                         Capital Stock of Federated International High Income Fund Class A Shares, Class B Shares, and Class C Shares; (8)
                (5) (i) Conformed Copy of Investment Advisory Contract of the Registrant through and including Exhibit F;(5)
                    (ii) Conformed Copy of Assignment of Investment
                         Advisory Contract;(5)
                    (iii)Conformed Copy of Exhibit G to the Investment
                         Advisory Contract of the Registrant; (8)
                    (iv) Form of Exhibit H to the Investment Advisory
                         Contract of the Registrant; +
                (6) (i) Conformed Copy of Distributor's Contract of the Registrant through and including Exhibit S;(5)
                    (ii) Conformed Copy of Exhibits T, U, and V to the
                         Distributor's Contract of the Registrant; (8)
                    (iii)Conformed Copy of Exhibits W,X, and Y to the
                         Distributor's Contract of the Registrant;+
                    (iv) The Registrant hereby incorporates the conformed
                         copy of the Specimen Mutual Funds Sales and
                         Service Agreement; Mutual Funds Service
                         Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)6 of the Cash Trust Series II Registration Statement on Form N-1A,


                         filed with the Commission on July 24, 1995. (File Nos. 33-38550 and 811-6269)
                (7) Not applicable;



+All exhibits have been filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed February 4, 1994. (File Nos. 33-52149 and 811-7141).
5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed January 26, 1996 (File Nos. 33-52149 and 811-7141).
7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed July 31, 1996 (File Nos. 33-52149 and 811-7141).
8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed January 30, 1997 (File Nos. 33-52149 and 811-7141).




                (8) Conformed copy of Custodian Agreement of the
                    Registrant; (3)
                (9) (i) Conformed copy of Agreement for Fund Accounting Services, Administrative Services, Transfer


                         Agency Services, and Custody Services
                         Procurement (7);
                    (ii) The responses described in Item 24(b)6 are
                         hereby incorporated by reference.
                    (iii)..........Form of Fund of Funds Shareholder
                    Services ......Agreement.+
                    (iv) On behalf of Federated World Utility Fund, the
                         Registrant hereby incorporates the conformed copy of the Shareholder Services Sub-Contract between Fidelity and Federated Shareholder Services from Item 24(b)(9)(iii) of the Federated GNMA Trust Registration Statement on Form N-1A, filed with the Commission of March
                         25, 1996. (File nos. 2-75670 and 811-3375);
               (10) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered; (2)
               (11) Not applicable;
               (12) Not applicable;
               (13) Conformed copy of Initial Capital  Understanding; (2)
               (14) Not applicable;
               (15) (i) Conformed Copy of Rule 12b-1 Distribution Plan through and including Exhibit R;(5)
                    (ii) Conformed Copy of Exhibits S, T, and U to the Rule
                         12b-1 Distribution Plan of the Registrant; (8)
                    (iii)     Conformed Copy of Exhibits V,W, and X to the
                         Rule 12b-1 Distribution Plan of the Registrant; +
               (16) Copy of Schedule for Computation of Fund Performance
                    Data for World Utility Fund; (3)


                    (i) Copy of Schedule for Computation of Fund Performance Data for Federated Asia Pacific Growth Fund, Federated Emerging Market Fund, Federated European Growth Fund, Federated Small Company Fund, Federated Latin American Growth Fund; (7)
                    (ii) Copy of Schedule for Computation of Fund
                         Performance Data for Federated International High Income Fund; (8)
               (17) Not applicable.
               (18) Conformed Copy of Multiple Class Plan; (5)
               (19) Conformed copy of Power of Attorney; (8)




+All exhibits have been filed electronically.

2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed March 24, 1994. (File Nos. 33-52149 and 811-7141).
3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed July 25, 1994 (File Nos. 33-52149 and 811-7141).
5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed January 26, 1996 (File Nos. 33-52149 and 811-7141).
7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed July 31, 1996 (File Nos. 33-52149 and 811-7141).


8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed January 30, 1997 (File Nos. 33-52149 and 811-7141).


Item 25.  Persons Controlled by or Under Common Control with Registrant.

          None
Item 26.  Number of Holders of Securities:
                                        Number of Record Holders
          Title of Class                as of April 22, 1997

          Shares of capital stock
          ($0.001 per Share par value)

          Federated World Utility Fund
          a) Class A Shares                 1,599
          b) Class B Shares                   923
          c) Class C Shares                   419
          d) Class F Shares                   473

          Federated Asia Pacific Growth Fund
          a) Class A Shares                 1,360
          b) Class B Shares                 1,461
          c) Class C Shares                 1,061

          Federated Emerging Markets Fund
          a) Class A Shares                 3,304
          b) Class B Shares                 2,435


          c) Class C Shares                 1,250

          Federated European Growth Fund
          a) Class A Shares                 1,381
          b) Class B Shares                 1,324
          c) Class C Shares                 1,055

          Federated International Small Company Fund
          a) Class A Shares                 3,130
          b) Class B Shares                 4,607
          c) Class C Shares                 1,605

          Federated Latin American Growth Fund
          a) Class A Shares                 1,468
          b) Class B Shares                 1,405
          c) Class C Shares                 1,088

          Federated International High Income Fund:

          a) Class A Shares                 1,133
          b) Class B Shares                 1,984
          c) Class C Shares                 1,046

          Federated International Growth Fund:

          a) Class A Shares                     0
          b) Class B Shares                     0
          c) Class C Shares                     0



Item 27.  Indemnification (1).

Item 28.  Business and Other Connections of Investment Adviser:

(a) For a description of the other business of the investment adviser, see the section entitled "INSERT PROSPECTUS HEADING''in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Management of the Corporation" The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

       The remaining Officers of the investment adviser are: William D. Dawson,III, Henry A. Frantzen, J. Thomas Madden, and Mark L. Mallon, Executive Vice Presidents; Peter R. Anderson, Drew J. Collins, Jonathan C. Conley, Deborah A. Cunningham, Mark E. Durbiano, J. Alan Minteer, and Mary Jo Ochson, Senior Vice Presidents; J. Scott Albrecht, Joseph M. Balestrino, Randall S. Bauer, David F. Belton, Christine A. Bosio, David A. Briggs, Kenneth J. Cody, Alexandre de Bethmann, Linda A. Duessel, Michael
       J. Donnelly, Michael P. Donnelly, Kathleen M. Foody-Malus, Thomas
       M. Franks; Edward C. Gonzales, James E. Grefenstette, Susan R. Hill, Stephen A. Keen, Robert M. Kowit, Mark S. Kopinski, Jeff A. Kozemchak, Marian R. Marinack, Sandra L. McInerney, Susan M. Nason, Robert J. Ostrowski, Charles A. Ritter, Frank Semack, Aash M. Shah, Scott B. Schermerhorn, William F. Stotz, Tracy P.Stouffer, Edward


       J. Tiedge, Paige M. Wilhelm, Jolanta M. Wysocka, Vice Presidents; Todd A. Abraham, Stafanie L. Bachhuber, Michael W. Casey, William
       R. Jamison, Constantine Kartsonsas, Robert M. March, Joseph M. Natoli, Keith J. Sabol, and Michael W. Sirianni, Assistant Vice Presidents; Stephen A. Keen, Secretary; Thomas R. Donahue, Treasurer and Assistant Secretary; Richard B. Fisher, Assistant Secretary and Assistant Treasurer; Christine I. McGonigle, Assistant Secretary. The business address of each of the Officers of the investment adviser is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement.

Item 29.  Principal Underwriters:

     (a) Federated Securities Corp., the Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; BayFunds; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust;


Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities
Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Biltmore Funds; The Biltmore Municipal Funds; The Monitor Funds; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; Wesmark Funds; and World Investment Series, Inc.

Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.
(b)

       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices


 Business Address            With Underwriter               With Registrant


Richard B. Fisher         Director, Chairman, Chief    President and
Federated Investors Tower Executive Officer, ChiefDirector
Pittsburgh, PA 15222-3779 Operating Officer, Asst.
                          Secretary, and Asst.
                          Treasurer, Federated
                          Securities Corp.

Edward C. Gonzales        Director, Executive Vice
Federated Investors Tower President, Federated,
Pittsburgh, PA 15222-3779 Securities Corp.

Thomas R. Donahue         Director, Assistant Secretary,
Federated Investors Tower Assistant Treasurer
Pittsburgh, PA 15222-3779 Federated Securities Corp

John B. Fisher            President-Institutional Sales,    --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz             President-Broker/Dealer,     --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark R. Gensheimer        Executive Vice President of       --
Federated Investors Tower Bank/Trust, Federated
Pittsburgh, PA 15222-3779 Securities Corp.



David M. Taylor           Executive Vice President          --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark W. Bloss             Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger            Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


James S. Hamilton         Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon               Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV       Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion        Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet            Vice President,              --


Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman           Vice President, Secretary,        --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis  Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Dale R. Browne            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny           Vice President,              --
Federated Investors Tower Federated Securities Corp.


Pittsburgh, PA 15222-3779

Daniel T. Culbertson      Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Doyle          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



Craig S. Gonzales         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bruce E. Hastings         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth A. Hetzel            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian G. Kelly            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joseph Kennedy         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


Mark J. Miehl             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert D. Oehlschlager    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas A. Peters III      Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard A. Recker         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed            Vice President,              --


Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

George D. Riedel          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John Rogers               Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian S. Ronayne          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck      Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward L. Smith           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears           Vice President,              --
Federated Investors Tower Federated Securities Corp.


Pittsburgh, PA 15222-3779

John A. Staley            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard Suder             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


William C. Tustin         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John F. Wallin            Vice President,              --
Federated Investors Tower Federated Securities Corp.


Pittsburgh, PA 15222-3779

Richard B. Watts          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski     Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek           Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Terri E. Bush             Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings      Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Matthew S. Propelka       Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



Denis McAuley             Treasurer,                   --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt           Assistant Secretary,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

          (c)Not applicable.



Item 30.  Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                              Federated Investors Tower
                                   Pittsburgh, PA  15222-3779

Federated Shareholder Services Company  P.O. Box 8600
(Transfer Agent, Dividend               Boston, MA 02266-8600
Disbursing Agent and Portfolio
Recordkeeper)

Federated Services Company              Federated Investors Tower
(Administrator)                         Pittsburgh, PA  15222-3779



Federated Global Research Corp.              175 Water Street
(Adviser)                          New York, NY 10038-4965

State Street Bank and Trust Company          P.O. Box 8600
(Custodian)                        Boston, MA 02266-8600


Item 31.  Not applicable.

Item 32.  Undertakings:

          Registrant hereby undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from effective date of Registrant's 1933 Act Registration Statement, Post-Effective Amendment Number 11.

          Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

          Registrant hereby undertakes to comply with the provisions of
          Section 16(c) of the 1940 Act with respect to the removal of Directors and the calling of special shareholder meetings by shareholders.



                                SIGNATURES



   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, WORLD INVESTMENT SERIES, INC., has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 21st day of May, 1997.

                       WORLD INVESTMENT SERIES, INC.

               BY: /s/Karen M. Brownlee
               Karen M. Brownlee, Assistant Secretary
               Attorney in Fact for John F. Donahue
               May 21, 1997

   Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

   NAME                       TITLE                         DATE

By:/s/Karen M. Brownlee     Attorney In Fact      May 21, 1997
   Karen M. Brownlee        For the Persons
   ASSISTANT SECRETARY      Listed Below

   NAME                       TITLE

John F. Donahue*            Chairman and Director
                            (Chief Executive Officer)



Richard B. Fisher*          President and Director

John W. McGonigle*          Treasurer, Executive Vice
                            President and Secretary
                            (Principal Financial and
                            Accounting Officer)

Thomas G. Bigley*           Director
John T. Conroy, Jr.*        Director
William J. Copeland*        Director
James E. Dowd*              Director
Lawrence D. Ellis, M.D.*    Director
Edward L. Flaherty, Jr.*    Director
Peter E. Madden*            Director
Gregor F. Meyer*            Director
John E. Murray, Jr.*        Director
Wesley W. Posvar*           Director
Marjorie P. Smuts*          Director

* By Power of Attorney